American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
November 30, 2025

Avantis Responsible International Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Australia — 6.0%
Accent Group Ltd.(1)	26,768	17,621
Acrow Ltd.	38,771	27,314
Adairs Ltd.	14,937	18,317
Aeris Resources Ltd.(1)(2)	12,827	4,203
ALS Ltd.	8,436	123,510
Amotiv Ltd.	9,268	54,569
AMP Ltd.	166,098	188,757
Ansell Ltd.	2,178	53,454
ANZ Group Holdings Ltd.	69,214	1,570,311
ARB Corp. Ltd.	7,434	167,195
ASX Ltd.(1)	957	36,482
Atlas Arteria Ltd.	31,835	103,887
Aurizon Holdings Ltd.	138,353	324,466
Australian Clinical Labs Ltd.	5,496	10,517
Australian Ethical Investment Ltd.	5,180	19,390
Australian Finance Group Ltd.	23,752	37,323
Baby Bunting Group Ltd.(2)	18,245	32,994
Bank of Queensland Ltd.	29,565	124,743
Bapcor Ltd.	12,105	18,387
Bega Cheese Ltd.	19,311	75,921
Bendigo & Adelaide Bank Ltd.	31,414	210,737
Black Cat Syndicate Ltd.(2)	15,738	10,991
Brambles Ltd.(1)	63,428	999,587
Bravura Solutions Ltd.	27,305	45,688
Breville Group Ltd.(1)	3,693	74,971
CAR Group Ltd.	5,260	119,889
Catalyst Metals Ltd.(1)(2)	22,018	97,697
Cedar Woods Properties Ltd.	1,527	8,901
Cettire Ltd.(2)	2,054	1,032
Challenger Ltd.(1)	49,390	287,254
Cleanaway Waste Management Ltd.(1)	7,047	12,422
Cochlear Ltd.(1)	777	142,001
Codan Ltd.	3,479	70,367
Coles Group Ltd.(1)	59,319	867,131
Commonwealth Bank of Australia(1)	18,705	1,869,404
Computershare Ltd.	5,482	128,880
Credit Corp. Group Ltd.	6,783	61,736
CSL Ltd.	2,274	277,513
Data#3 Ltd.	15,020	89,477
Deterra Royalties Ltd.	12,533	33,276
Develop Global Ltd.(1)(2)	6,165	15,070
Dicker Data Ltd.	8,940	62,621
Domino's Pizza Enterprises Ltd.(1)	661	9,264
DroneShield Ltd.(2)	8,004	10,461
Eagers Automotive Ltd.	5,519	102,966
Elders Ltd.	7,443	35,867
Emeco Holdings Ltd.(2)	24,300	21,988
EML Payments Ltd.(2)	26,009	14,585
Endeavour Group Ltd.	93,731	227,269

EQT Holdings Ltd.	279	4,779
Evolution Mining Ltd.	107,904	840,170
EVT Ltd.	8,853	79,779
Firefinch Ltd.(1)(2)	1,565	10
FleetPartners Group Ltd.(2)	12,764	25,557
Flight Centre Travel Group Ltd.(1)	4,456	39,503
Fortescue Ltd.	61,772	868,179
GenusPlus Group Ltd.	6,371	27,219
Guzman y Gomez Ltd.(1)	67	1,037
GWA Group Ltd.	460	747
Hansen Technologies Ltd.	7,450	28,323
Harvey Norman Holdings Ltd.	36,206	164,610
Healius Ltd.	56,895	36,539
Helia Group Ltd.	30,991	114,691
HUB24 Ltd.	1,829	124,342
Humm Group Ltd.	13,393	5,407
IDP Education Ltd.	11,545	39,859
Imdex Ltd.	23,014	51,652
Insurance Australia Group Ltd.	56,389	286,433
Invictus Energy Ltd.(2)	105,617	8,652
IPH Ltd.	5,082	11,720
IRESS Ltd.	3,018	18,386
James Hardie Industries PLC(2)	8,774	174,571
James Hardie Industries PLC(2)	4,082	80,742
JB Hi-Fi Ltd.	7,342	472,558
Kelsian Group Ltd.	21,720	65,790
Kingsgate Consolidated Ltd.(2)	21,958	61,784
Kogan.com Ltd.	6,143	13,723
L1 Group Ltd.	29,154	19,661
Lendlease Corp. Ltd.	12,955	44,394
Lifestyle Communities Ltd.(1)(2)	2,700	10,080
Lovisa Holdings Ltd.	3,784	79,679
Lycopodium Ltd.	3,160	26,659
Lynas Rare Earths Ltd.(2)	18,163	173,140
Maas Group Holdings Ltd.(1)	12,508	37,207
Macquarie Group Ltd.	4,104	530,096
Magellan Financial Group Ltd.	21,032	131,105
Mayne Pharma Group Ltd.(2)	7,463	18,144
McMillan Shakespeare Ltd.	6,140	67,119
Medibank Pvt Ltd.(1)	122,284	380,274
Megaport Ltd.(2)	5,740	53,902
Metals X Ltd.(2)	55,537	33,314
Metro Mining Ltd.(2)	629,494	28,489
Mineral Resources Ltd.(1)(2)	12,750	411,024
Myer Holdings Ltd.	97,296	29,308
MyState Ltd.	6,511	18,991
National Australia Bank Ltd.	48,958	1,287,246
Netwealth Group Ltd.	3,980	74,560
nib holdings Ltd.	36,411	170,988
Nick Scali Ltd.	6,156	96,396
Nine Entertainment Co. Holdings Ltd.	139,826	99,848
Nuix Ltd.(1)(2)	12,628	16,297
OFX Group Ltd.(2)	12,204	4,877
Omni Bridgeway Ltd.(2)	9,426	9,734
oOh!media Ltd.	36,860	30,779

Ora Banda Mining Ltd.(2)	99,769	87,135
Orora Ltd.	52,787	77,169
Pantoro Gold Ltd.(2)	77	272
Pepper Money Ltd.	3,693	5,931
Perpetual Ltd.	3,908	49,131
Praemium Ltd.	27,779	15,771
Premier Investments Ltd.	7,646	89,658
Pro Medicus Ltd.(1)	1,322	231,167
PWR Holdings Ltd.(1)	4,951	26,723
QBE Insurance Group Ltd.	51,519	649,712
Qube Holdings Ltd.	20,380	64,898
Ramsay Health Care Ltd.(1)	2,459	59,302
REA Group Ltd.(1)	976	125,351
Reece Ltd.	3,358	27,977
Regal Partners Ltd.	10,232	20,813
Reliance Worldwide Corp. Ltd.	32,172	89,167
Renascor Resources Ltd.(1)(2)	1,521	89
Ricegrowers Ltd.(1)	6,783	73,333
Sandfire Resources Ltd.(2)	2,908	30,038
SEEK Ltd.	3,917	62,836
Seven West Media Ltd.(2)	44,939	3,970
SGH Ltd.(1)	8,673	268,783
Sigma Healthcare Ltd.(1)	86,596	163,347
Silver Mines Ltd.(2)	115,038	15,096
Sims Ltd.	14,134	158,375
SiteMinder Ltd.(1)(2)	15,040	64,623
SmartGroup Corp. Ltd.	5,402	31,121
Solvar Ltd.	2,577	2,999
Sonic Healthcare Ltd.	1,624	24,829
Southern Cross Electrical Engineering Ltd.	19,092	29,913
Southern Cross Media Group Ltd.	8,395	4,509
SRG Global Ltd.	55,711	105,228
Steadfast Group Ltd.	18,979	64,426
Suncorp Group Ltd.	17,947	206,211
Super Retail Group Ltd.	14,928	158,876
Technology One Ltd.	7,482	147,771
Telix Pharmaceuticals Ltd.(1)(2)	132	1,313
Telstra Group Ltd.	135,858	438,064
Transurban Group	16,387	160,261
Treasury Wine Estates Ltd.(1)	38,147	145,464
Tyro Payments Ltd.(2)	58,876	40,693
Universal Store Holdings Ltd.	5,948	33,639
Vulcan Energy Resources Ltd.(1)(2)	3,979	15,680
Webjet Group Ltd.	6,470	3,773
Wesfarmers Ltd.	14,601	783,547
Westpac Banking Corp.(1)	62,933	1,550,157
WiseTech Global Ltd.(1)	1,494	71,550
Woolworths Group Ltd.(1)	22,997	441,793
Xero Ltd.(2)	2,036	163,382
Zip Co. Ltd.(2)	3,665	8,201
		23,542,546
Austria — 0.3%
ANDRITZ AG	991	71,635
AT&S Austria Technologie & Systemtechnik AG(2)	2,368	89,761
BAWAG Group AG(2)	1,641	219,746

CA Immobilien Anlagen AG	938	26,501
DO & Co. AG	221	48,923
Erste Group Bank AG	3,453	377,432
Eurotelesites AG(2)	440	2,410
Oesterreichische Post AG	1,913	67,754
Porr AG	353	12,462
Raiffeisen Bank International AG	4,945	200,947
Semperit AG Holding	187	2,815
Telekom Austria AG	1,869	19,349
UNIQA Insurance Group AG	4,661	81,339
Verbund AG	969	71,446
Vienna Insurance Group AG Wiener Versicherung Gruppe	789	45,259
Wienerberger AG	351	12,043
		1,349,822
Belgium — 1.0%
Ackermans & van Haaren NV	990	253,298
Ageas SA	4,757	325,012
AGFA-Gevaert NV(2)	4,084	2,971
Anheuser-Busch InBev SA, ADR(1)	5,732	352,690
Argenx SE, ADR(2)	534	486,997
Azelis Group NV	143	1,540
Barco NV	5,631	80,442
Bekaert SA	2,076	88,993
bpost SA(1)(2)	5,805	12,823
Cie d'Entreprises CFE	302	3,092
Colruyt Group NV(1)	2,039	78,350
Deceuninck NV(1)	360	949
D'ieteren Group(1)	1,176	204,822
Elia Group SA(1)	1,202	145,172
Fagron	4,071	100,683
Gimv NV	950	49,794
KBC Group NV	7,007	862,578
Kinepolis Group NV(1)	833	30,226
Lotus Bakeries NV(1)	6	53,914
Melexis NV(1)	1,743	107,362
Ontex Group NV(1)(2)	4,870	36,695
Proximus SADP	4,748	40,887
Syensqo SA(1)	145	11,837
UCB SA	1,935	540,859
Umicore SA	8,110	142,669
VGP NV(1)	455	54,699
		4,069,354
Canada — 11.8%
ADENTRA, Inc.	2,458	58,642
ADF Group, Inc.(1)	3,125	17,085
AGF Management Ltd., Class B	5,635	57,098
Agnico Eagle Mines Ltd.	10,826	1,888,633
Aimia, Inc.(1)(2)	1,822	3,612
Altus Group Ltd.	2,382	94,840
Amerigo Resources Ltd.	6,622	17,865
Aritzia, Inc.(2)	6,038	477,440
Ascot Resources Ltd.(2)	5,000	89
Atrium Mortgage Investment Corp.	990	8,083
AutoCanada, Inc.(2)	3,100	45,698
Avino Silver & Gold Mines Ltd.(1)(2)	5,051	28,446

B2Gold Corp.	81,125	376,759
Ballard Power Systems, Inc.(1)(2)	4,510	12,716
Bank of Montreal	11,661	1,476,223
Bank of Nova Scotia	24,606	1,706,899
BCE, Inc.	990	23,322
Bitfarms Ltd.(1)(2)	18,541	64,879
Black Diamond Group Ltd.(1)	5,070	51,518
Bonterra Energy Corp.(2)	1,607	4,427
Boralex, Inc., A Shares	5,100	91,092
Boston Pizza Royalties Income Fund	424	6,347
Boyd Group, Inc.	981	164,400
Brookfield Asset Management Ltd., Class A	2,400	126,384
Brookfield Asset Management Ltd., Class A	1,393	73,467
Brookfield Corp.	7,490	353,637
Brookfield Renewable Corp.	4,052	168,407
Brookfield Renewable Corp. (New York)	2,852	118,329
Brookfield Wealth Solutions Ltd.(2)	1,302	61,594
BRP, Inc.	1,540	107,435
CAE, Inc.(1)(2)	8,007	219,047
Cameco Corp.(2)	6,779	601,279
Canaccord Genuity Group, Inc.	1,413	11,921
Canada Goose Holdings, Inc.(2)	5,190	72,495
Canadian Imperial Bank of Commerce	24,492	2,117,692
Canadian National Railway Co.	5,408	517,909
Canadian Pacific Kansas City Ltd.	8,943	647,823
Canadian Tire Corp. Ltd., Class A	3,784	460,378
Canfor Corp.(2)	2,379	20,939
Cascades, Inc.	6,599	59,499
CCL Industries, Inc., Class B	4,303	263,116
Celestica, Inc. (Toronto)(2)	8,466	2,908,592
Centerra Gold, Inc.	15,238	201,945
CGI, Inc.	2,883	256,787
Cineplex, Inc.(1)(2)	990	8,777
Cogeco Communications, Inc.(1)	1,518	74,192
Colliers International Group, Inc.	622	90,154
Computer Modelling Group Ltd.	5,591	21,165
Defi Technologies, Inc.(1)(2)	40,726	68,486
Definity Financial Corp.	2,558	132,069
Descartes Systems Group, Inc.(1)(2)	1,516	124,517
Docebo, Inc.(2)	636	13,344
Dollarama, Inc.	6,278	898,269
Dorel Industries, Inc., Class B(2)	2,026	2,247
DPM Metals, Inc.	745	20,791
DREAM Unlimited Corp., Class A	622	8,047
Eldorado Gold Corp.(2)	9,690	304,544
Element Fleet Management Corp.	15,447	411,529
Empire Co. Ltd., Class A	8,873	326,678
Enghouse Systems Ltd.	882	12,894
EQB, Inc.	2,475	153,641
Exchange Income Corp.	1,291	73,490
Fairfax Financial Holdings Ltd.	743	1,279,404
Fiera Capital Corp.	723	3,135
Finning International, Inc.	12,331	659,677
Firm Capital Mortgage Investment Corp.	2,022	16,900
First Mining Gold Corp.(2)	120,714	35,848

FirstService Corp. (Toronto)	661	103,938
Fortuna Mining Corp.(2)	29,397	297,241
George Weston Ltd.	3,983	273,134
Gildan Activewear, Inc.	7,054	404,780
goeasy Ltd.	1,374	137,651
Great-West Lifeco, Inc.	6,156	285,411
Hammond Power Solutions, Inc.	44	5,461
Hudbay Minerals, Inc.	31,832	542,359
Hydro One Ltd.	14,587	571,392
iA Financial Corp., Inc.	5,959	703,848
IAMGOLD Corp.(2)	27,400	429,789
InPlay Oil Corp.	2,045	18,746
Intact Financial Corp.	4,070	831,213
Interfor Corp.(2)	2,609	16,728
IsoEnergy Ltd.(2)	2,552	21,969
Journey Energy, Inc.(2)	2,558	7,212
K-Bro Linen, Inc.	722	18,067
Kinaxis, Inc.(2)	941	117,577
Kinross Gold Corp.	35,907	1,011,856
Labrador Iron Ore Royalty Corp.	3,864	82,509
Laurentian Bank of Canada	1,741	42,471
Leon's Furniture Ltd.	2,298	47,409
Linamar Corp.	4,243	240,106
Loblaw Cos. Ltd.	16,984	753,521
Lundin Mining Corp.	16,169	302,102
Magna International, Inc.	10,015	490,125
Manulife Financial Corp.	44,780	1,585,221
Martinrea International, Inc.	527	3,786
MCAN Mortgage Corp.	571	8,981
MDA Space Ltd.(2)	11,799	204,326
Metro, Inc.	5,199	373,002
Mullen Group Ltd.	7,884	82,425
National Bank of Canada	11,588	1,400,975
Neo Performance Materials, Inc.	622	7,567
North West Co., Inc.(1)	4,223	148,709
OceanaGold Corp.	824	21,210
Open Text Corp.	8,181	275,442
Pan American Silver Corp.	23,777	1,077,702
Pason Systems, Inc.	8,441	73,752
Pet Valu Holdings Ltd.	4,006	81,757
PHX Energy Services Corp.(1)	3,327	17,832
Pizza Pizza Royalty Corp.	990	10,662
Polaris Renewable Energy, Inc.	947	8,159
Power Corp. of Canada	7,620	387,966
Propel Holdings, Inc.(1)	1,954	35,110
Quipt Home Medical Corp.(2)	6,028	14,278
RB Global, Inc.	2,471	242,069
Real Matters, Inc.(1)(2)	5,619	26,498
Restaurant Brands International, Inc.	4,406	320,144
Restaurant Brands International, Inc.	4,320	312,725
Richelieu Hardware Ltd.	4,416	124,126
Rogers Communications, Inc., Class B	7,328	286,471
Royal Bank of Canada	18,452	2,853,923
Russel Metals, Inc.	4,951	144,550
Saturn Oil & Gas, Inc.(2)	12,400	23,514

Shopify, Inc., Class A(2)	6,877	1,098,489
Silvercorp Metals, Inc.	17,092	134,295
Spin Master Corp., VTG Shares	1,411	20,790
Sprott, Inc.	884	81,312
Stantec, Inc.	2,481	238,593
Stella-Jones, Inc.	2,191	136,545
STEP Energy Services Ltd.(2)	421	1,648
StorageVault Canada, Inc.	6,818	24,102
Sun Life Financial, Inc.	13,423	795,611
Talon Metals Corp.(2)	74,962	25,748
Teck Resources Ltd., Class B	10,297	438,347
TELUS Corp.	13,685	179,601
TELUS Corp.(2)	106	1,391
Tenaz Energy Corp.(2)	1,399	23,856
TFI International, Inc.	2,179	190,028
Thomson Reuters Corp.	1,180	160,055
TMX Group Ltd.	9,320	342,135
Torex Gold Resources, Inc.	8,839	415,116
Toromont Industries Ltd.	2,934	343,086
Toronto-Dominion Bank	16,838	1,417,575
Total Energy Services, Inc.	4,120	42,337
TransAlta Corp.	10,500	152,678
Transcontinental, Inc., Class A	7,667	112,362
Triple Flag Precious Metals Corp.	1,486	49,851
Trisura Group Ltd.(2)	18	525
Uranium Royalty Corp.(1)(2)	6,234	23,376
Valeura Energy, Inc.(1)(2)	10,833	57,210
Wajax Corp.	2,026	39,913
West Fraser Timber Co. Ltd.	2,609	161,698
Western Copper & Gold Corp.(2)	11,953	28,911
Western Forest Products, Inc.(1)(2)	550	4,617
Westshore Terminals Investment Corp.	3,380	61,628
Wheaton Precious Metals Corp.	2,907	319,251
Winpak Ltd.	2,063	65,074
WSP Global, Inc.	1,607	281,106
		46,162,943
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(1)	7,200	12,674
K Wah International Holdings Ltd.	7,000	1,973
		14,647
Denmark — 1.8%
Alm Brand AS	38,049	106,937
Bavarian Nordic AS(2)	1,090	31,334
Carlsberg AS, B Shares	313	38,923
cBrain AS	229	5,313
Chemometec AS	721	87,833
Coloplast AS, B Shares	237	21,402
Danske Bank AS	18,047	828,936
Demant AS(2)	516	17,586
DSV AS	767	175,172
FLSmidth & Co. AS	519	33,215
Genmab AS, ADR(2)	8,417	272,374
H Lundbeck AS	11,583	80,018
H Lundbeck AS, A Shares	1,154	6,281
ISS AS	1,264	41,790

Jyske Bank AS	2,478	306,785
Nilfisk Holding AS(2)	1,398	22,690
NKT AS(2)	2,723	327,717
Novo Nordisk AS, ADR	30,130	1,486,915
Novonesis Novozymes B, B Shares	7,037	439,259
Orsted AS(2)	16,268	346,490
Pandora AS	2,937	351,457
Ringkjoebing Landbobank AS	1,397	309,969
Rockwool AS, B Shares	3,772	127,511
Royal Unibrew AS	993	86,148
Solar AS, B Shares	299	9,036
SP Group AS	622	27,269
Sparekassen Sjaelland-Fyn AS	418	22,208
Sydbank AS	4,673	401,911
Tryg AS	2,906	71,984
Vestas Wind Systems AS	36,817	875,214
		6,959,677
Finland — 1.0%
Anora Group OYJ	300	1,281
Bittium OYJ	2,931	65,954
Citycon OYJ	7,462	34,624
Elisa OYJ(1)	2,055	90,083
Hiab OYJ, B Shares(1)	3,254	187,031
Huhtamaki OYJ	2,081	71,763
Kalmar OYJ, B Shares	2,824	122,068
Kemira OYJ(1)	6,591	147,299
Kesko OYJ, B Shares(1)	8,132	173,393
Kojamo OYJ(1)(2)	4,440	54,555
Kone OYJ, B Shares(1)	3,440	234,093
Konecranes OYJ	1,181	121,208
Lassila & Tikanoja OYJ	414	4,788
Mandatum OYJ(1)	8,958	67,406
Marimekko OYJ	1,175	17,385
Metso OYJ(1)	11,754	194,276
Nokia OYJ, ADR	21,920	133,274
Nokian Renkaat OYJ(1)	8,743	85,364
Nordea Bank Abp	33,387	590,842
Orion OYJ, Class B	1,510	108,102
Outokumpu OYJ	16,528	77,731
Puuilo OYJ(1)	7,997	137,001
Raisio OYJ, V Shares	789	2,401
Sampo OYJ, A Shares	21,379	251,456
Sampo OYJ (XCSE), A Shares	14,343	169,199
Sanoma OYJ	615	6,689
Stora Enso OYJ, R Shares(1)	20,758	244,279
Taaleri PLC	400	3,401
TietoEVRY OYJ	141	2,932
Tokmanni Group Corp.(1)	3,327	29,468
UPM-Kymmene OYJ	10,976	299,651
Valmet OYJ(1)	883	28,878
Wartsila OYJ Abp	6,473	210,105
YIT OYJ(1)(2)	979	3,594
		3,971,574
France — 8.6%
Aeroports de Paris SA(1)	2,905	426,055

Airbus SE(1)	6,056	1,424,325
Alstom SA(2)	6,384	167,561
Alten SA	2,089	163,468
Amundi SA	2,366	189,412
Antin Infrastructure Partners SA(1)	4	48
Aperam SA	2,609	100,582
Arkema SA	2,580	157,268
Aubay	66	3,901
AXA SA	31,312	1,414,605
Ayvens SA	6,490	83,742
Beneteau SACA(1)	1,202	11,322
BioMerieux(1)	1,480	185,434
BNP Paribas SA	16,077	1,374,242
Bollore SE	5,444	30,233
Bureau Veritas SA	11,548	369,467
Caisse Regionale de Credit Agricole Mutuel Nord de France	770	23,871
Capgemini SE	865	135,530
Carrefour SA	6,832	105,203
Cie de Saint-Gobain SA	18,465	1,842,935
Cie des Alpes	1,207	30,865
Cie Generale des Etablissements Michelin SCA	30,112	985,621
Coface SA	8,040	141,685
Credit Agricole SA	20,892	400,488
Danone SA	4,662	416,754
Dassault Systemes SE	4,861	136,152
Derichebourg SA	7,793	58,197
Edenred SE	1,714	36,756
Elior Group SA(2)	5,955	18,597
Elis SA	5,803	165,093
Equasens	141	7,036
EssilorLuxottica SA	1,628	583,922
Eurazeo SE	729	46,239
Euroapi SA(2)	981	3,565
Eurofins Scientific SE	2,166	147,534
Euronext NV	537	82,288
Eutelsat Communications SACA(1)(2)	13,842	35,083
Forvia SE(2)	8,203	115,571
Genfit SA(2)	426	2,207
Getlink SE	16,967	306,896
GL Events SACA	451	15,124
Groupe LDLC(2)	91	1,680
Guerbet(1)(2)	97	1,977
Hermes International SCA	329	802,873
ID Logistics Group SACA(2)	218	97,529
Interparfums SA	25	710
Ipsen SA	2,501	361,084
IPSOS SA	541	20,166
Jacquet Metals SACA	191	3,898
JCDecaux SE	6,497	115,968
Kaufman & Broad SA	1,060	36,928
Kering SA	2,289	779,498
Legrand SA	4,643	704,406
LISI SA	1,495	85,166
L'Oreal SA	2,485	1,083,921
Louis Hachette Group	15,546	27,405

Lumibird(2)	840	18,930
LVMH Moet Hennessy Louis Vuitton SE	3,526	2,606,149
Maisons du Monde SA(1)(2)	1,262	3,019
Manitou BF SA	188	4,079
Mersen SA(1)	2,085	52,705
Metropole Television SA	2,250	32,713
Nacon SA(2)	13	8
Nexans SA	3,558	516,103
Nexity SA(1)(2)	1,831	19,767
Opmobility	4,887	83,356
Orange SA	84,983	1,400,864
Pernod Ricard SA	4,192	377,889
Planisware SA	1,404	34,732
Pluxee NV	1,296	20,812
Publicis Groupe SA	1,976	192,861
Pullup Entertainment	635	12,881
Remy Cointreau SA(1)	849	39,144
Renault SA(1)	10,358	415,214
ReWorld Media SA	235	424
Rexel SA	10,290	392,161
Safran SA	7,457	2,506,758
Sanofi SA, ADR	16,172	806,659
Sartorius Stedim Biotech	421	101,458
Schneider Electric SE	2,357	634,282
SCOR SE	6,570	211,767
SEB SA(1)	727	41,194
SES SA	40,197	259,601
SMCP SA(1)(2)	2,072	15,026
Societe BIC SA	1,273	72,802
Societe Generale SA	26,044	1,813,456
SOITEC(1)(2)	1,502	46,382
Solutions 30 SE(1)(2)	10,272	11,471
Sopra Steria Group	105	16,074
SPIE SA	6,122	332,316
STIF SA	294	19,362
STMicroelectronics NV, NY Shares	21,362	491,112
Sword Group(1)	431	17,866
Teleperformance SE	1,306	89,946
Television Francaise 1 SA	3,785	36,571
Thales SA	2,241	586,906
Ubisoft Entertainment SA(1)(2)	7,226	61,066
Valeo SE	18,595	235,679
Valneva SE(1)(2)	9,376	43,913
Vinci SA	18,761	2,662,407
Virbac SACA	304	129,914
Vivendi SE(2)	17,418	50,870
Voltalia SA(1)(2)	3,798	32,112
VusionGroup	728	176,786
X-Fab Silicon Foundries SE(2)	5,639	32,227
		33,827,880
Germany — 7.8%
2G Energy AG	540	20,658
Adesso SE	244	27,201
adidas AG	2,295	427,463
Allianz SE	4,308	1,859,573

Amadeus Fire AG	124	6,439
Aroundtown SA(2)	3,361	11,575
Atoss Software SE	440	58,845
Aumovio SE(2)	1,616	69,567
Aurubis AG	1,495	206,802
Auto1 Group SE(2)	5,527	155,641
BASF SE	8,566	446,729
Bayer AG	35,954	1,272,005
Bayerische Motoren Werke AG	5,216	533,143
Bayerische Motoren Werke AG, Preference Shares	778	73,417
BayWa AG(2)	385	1,104
Bechtle AG	4,447	229,253
Beiersdorf AG	1,123	120,763
Bertrandt AG	85	1,792
Bijou Brigitte AG	349	15,879
Borussia Dortmund GmbH & Co. KGaA	4,537	17,637
Brenntag SE	4,408	252,693
CANCOM SE	960	29,766
Carl Zeiss Meditec AG, Bearer Shares	15	776
Ceconomy AG(2)	4,189	21,679
Cewe Stiftung & Co. KGaA	430	51,524
Commerzbank AG	24,656	967,460
Continental AG	5,534	411,957
Covestro AG(2)	3,613	259,555
CTS Eventim AG & Co. KGaA	2,185	213,943
Daimler Truck Holding AG	14,490	613,361
Datagroup SE	20	1,549
Delivery Hero SE(2)	2,075	48,379
Dermapharm Holding SE	539	23,584
Deutsche Bank AG	33,727	1,199,669
Deutsche Boerse AG	1,965	525,244
Deutsche Pfandbriefbank AG	5,945	31,260
Deutsche Post AG	19,981	1,039,898
Deutsche Telekom AG	51,621	1,664,662
Deutz AG	6,834	63,112
Dr. Ing hc F Porsche AG, Preference Shares	1,155	60,062
Duerr AG	3,466	78,355
E.ON SE	38,200	680,428
ElringKlinger AG	728	3,397
Evonik Industries AG	10,280	158,215
Fielmann Group AG	1,294	65,850
flatexDEGIRO AG	5,283	203,119
Fraport AG Frankfurt Airport Services Worldwide(2)	1,160	97,307
Freenet AG	2,507	83,072
Fresenius Medical Care AG, ADR	5,068	121,227
Fresenius SE & Co. KGaA	4,434	243,574
GEA Group AG	5,303	359,320
GFT Technologies SE	647	14,218
Grand City Properties SA	1,600	20,282
Grenke AG	1,486	27,113
Hannover Rueck SE	1,387	417,022
Heidelberger Druckmaschinen AG(2)	17,836	39,729
HelloFresh SE(2)	7,974	57,318
Henkel AG & Co. KGaA	965	72,442
Henkel AG & Co. KGaA, Preference Shares	1,522	122,761

Hensoldt AG	1,954	155,041
HOCHTIEF AG	419	148,323
Hornbach Holding AG & Co. KGaA	725	74,561
HUGO BOSS AG	2,573	114,358
Infineon Technologies AG	30,579	1,290,903
Instone Real Estate Group SE	1,493	14,171
Jenoptik AG	1,649	37,845
JOST Werke SE	624	37,599
Jungheinrich AG, Preference Shares	3,650	146,559
K&S AG	1,469	19,985
KION Group AG	4,873	365,223
Kloeckner & Co. SE	3,120	21,925
Knorr-Bremse AG	2,827	299,879
Koenig & Bauer AG(2)	222	2,588
Kontron AG	2,990	83,867
Krones AG	866	131,041
Lang & Schwarz AG	738	19,621
Lanxess AG	2,054	41,626
LEG Immobilien SE	1,706	128,169
Mercedes-Benz Group AG	8,008	540,779
Merck KGaA	420	56,609
MTU Aero Engines AG	2,291	937,380
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,432	902,473
Mutares SE & Co. KGaA	659	21,725
Nagarro SE	185	15,794
Nemetschek SE	1,294	144,613
Nordex SE(2)	6,502	194,961
Norma Group SE	1,733	26,708
Patrizia SE	514	4,645
Pfeiffer Vacuum Technology AG	309	55,928
Porsche Automobil Holding SE, Preference Shares	4,988	215,112
ProCredit Holding AG	1,728	16,828
Puma SE	2,402	55,666
PVA TePla AG(2)	437	11,204
Qiagen NV(1)	8,945	427,124
RENK Group AG	4,218	247,278
Rheinmetall AG	895	1,530,798
RTL Group SA	1,271	50,191
SAF-Holland SE	3,429	57,751
SAP SE, ADR	4,644	1,122,687
Sartorius AG, Preference Shares	231	67,374
Schaeffler AG	4,877	37,728
Schott Pharma AG & Co. KGaA	309	6,856
Scout24 SE	2,074	212,133
Secunet Security Networks AG	112	24,175
SGL Carbon SE(2)	2,785	9,431
Siemens AG	2,805	743,896
Siemens Energy AG(2)	8,315	1,113,397
Siemens Healthineers AG	1,621	80,624
Siltronic AG	960	54,824
Sixt SE	864	70,493
Sixt SE, Preference Shares	1,069	64,552
SMA Solar Technology AG(2)	730	29,322
Stroeer SE & Co. KGaA	970	40,131
Symrise AG	3,038	251,470

TAG Immobilien AG	11,685	199,263
Talanx AG	2,928	380,469
TeamViewer SE(2)	4,619	30,983
thyssenkrupp AG	10,608	116,070
Tkms AG& Co. KGaA(2)	530	40,312
United Internet AG	4,880	146,505
Verbio SE	516	10,682
Volkswagen AG	319	36,843
Volkswagen AG, Preference Shares	2,145	245,208
Vonovia SE	12,757	386,195
Vossloh AG	376	30,227
Wacker Chemie AG	569	43,741
Wacker Neuson SE	2,154	47,509
Wuestenrot & Wuerttembergische AG	1,295	21,256
Zalando SE(2)	9,814	264,370
		30,475,945
Hong Kong — 1.8%
AIA Group Ltd.	104,200	1,085,335
ASMPT Ltd.	9,500	92,250
Bank of East Asia Ltd.	80,317	135,589
BOC Hong Kong Holdings Ltd.	68,500	330,705
Budweiser Brewing Co. APAC Ltd.(1)	2,100	2,167
Chow Sang Sang Holdings International Ltd.	17,000	26,623
CITIC Telecom International Holdings Ltd.	3,000	991
CK Asset Holdings Ltd.	58,500	300,790
CK Hutchison Holdings Ltd.	51,500	363,298
Comba Telecom Systems Holdings Ltd.(1)	214,000	77,508
Cowell e Holdings, Inc.(1)(2)	8,000	30,730
Deep Source Holdings Ltd.(2)	30,000	2,854
DFI Retail Group Holdings Ltd.	23,200	79,882
Dream International Ltd.	8,000	8,968
EC Healthcare	3,000	235
Futu Holdings Ltd., ADR	183	31,048
Giordano International Ltd.	156,000	30,496
Hang Lung Group Ltd.	80,000	160,796
Hang Lung Properties Ltd.	95,852	111,012
Hang Seng Bank Ltd.	11,500	225,182
HKT Trust & HKT Ltd.	124,000	189,719
Hong Kong Exchanges & Clearing Ltd.	17,200	914,704
Hongkong Land Holdings Ltd.	43,900	279,017
Hysan Development Co. Ltd.	79,000	179,967
IGG, Inc.	88,000	43,362
Johnson Electric Holdings Ltd.	38,500	148,814
JS Global Lifestyle Co. Ltd.(2)	103,000	25,276
Kerry Properties Ltd.	41,000	111,005
Luk Fook Holdings International Ltd.	5,000	15,689
Man Wah Holdings Ltd.	81,600	50,065
Modern Dental Group Ltd.	15,000	9,852
MTR Corp. Ltd.(1)	5,000	19,855
New World Development Co. Ltd.(1)(2)	93,000	82,312
Oriental Watch Holdings	8,000	3,578
PAX Global Technology Ltd.	78,000	52,562
PC Partner Group Ltd.	2,000	1,465
Perfect Medical Health Management Ltd.(1)	1,000	180
Sino Land Co. Ltd.	13,988	18,789

Stella International Holdings Ltd.	52,500	110,334
Sun Hung Kai Properties Ltd.	39,500	501,663
Swire Properties Ltd.	24,800	68,173
Techtronic Industries Co. Ltd.	46,500	546,892
Television Broadcasts Ltd.(2)	10,400	4,215
Texhong International Group Ltd.	3,500	2,025
Time Interconnect Technology Ltd.	29,000	61,782
Vitasoy International Holdings Ltd.	16,000	13,388
VSTECS Holdings Ltd.	44,000	47,125
VTech Holdings Ltd.	9,800	79,317
Wharf Real Estate Investment Co. Ltd.	105,000	332,395
Yue Yuen Industrial Holdings Ltd.	56,500	119,555
		7,129,534
Ireland — 0.5%
AIB Group PLC	47,199	485,650
Bank of Ireland Group PLC	36,062	667,932
Cairn Homes PLC	32,831	77,608
Glanbia PLC	2,488	42,712
Glenveagh Properties PLC(2)	31,829	72,225
Kerry Group PLC, A Shares	983	91,253
Kingspan Group PLC	3,118	267,663
Origin Enterprises PLC	8,080	35,638
Uniphar PLC	7,482	32,769
		1,773,450
Israel — 1.2%
AFI Properties Ltd.(2)	23	1,553
Africa Israel Residences Ltd.	2	162
Airport City Ltd.(2)	2,719	51,142
Alony Hetz Properties & Investments Ltd.	6,915	79,792
Amos Luzon Development & Energy Group Ltd.	5,603	6,422
Amot Investments Ltd.	9,998	74,770
Analyst IMS Investment Management Services Ltd.	462	21,793
Argo Properties NV(2)	92	3,556
Aura Investments Ltd.	6,799	46,252
Ayalon Holdings Ltd.	957	27,709
Azrieli Group Ltd.	656	66,651
Bank Hapoalim BM	21,148	457,770
Bank Leumi Le-Israel BM	21,707	455,223
Bet Shemesh Engines Holdings 1997 Ltd.(2)	170	32,255
Big Shopping Centers Ltd.	400	89,820
Blue Square Real Estate Ltd.	206	24,736
Camtek Ltd.(2)	416	44,407
Ceragon Networks Ltd.(2)	9,780	19,951
Check Point Software Technologies Ltd.(2)	1,083	202,272
CyberArk Software Ltd.(2)	194	88,967
Danel Adir Yeoshua Ltd.	556	78,804
Delek Automotive Systems Ltd.	2,726	21,815
Delta Galil Ltd.	645	35,579
Direct Finance of Direct Group 2006 Ltd.	198	36,369
Electra Consumer Products 1970 Ltd.	185	6,135
Energix-Renewable Energies Ltd.	10,793	47,220
Enlight Renewable Energy Ltd.(2)	5,377	212,724
G City Ltd.	7,247	22,584
Gilat Satellite Networks Ltd.(2)	564	6,676
Global-e Online Ltd.(2)	1,302	52,627

Hilan Ltd.	574	45,681
ICL Group Ltd.	16,099	89,233
Inmode Ltd.(2)	777	11,072
Isracard Ltd.	12,955	55,856
Israel Discount Bank Ltd., A Shares	36,094	377,993
Isras Investment Co. Ltd.	85	22,488
Ituran Location & Control Ltd.	938	37,558
Land Development Nimrodi Group Ltd.	1,100	11,830
Libra Insurance Co. Ltd.	3,011	16,520
Matrix IT Ltd.	1,361	57,231
Max Stock Ltd.	8,001	59,215
Mega Or Holdings Ltd.	422	26,555
Melisron Ltd.	438	54,651
Mivtach Shamir Holdings Ltd.	307	32,528
Mizrahi Tefahot Bank Ltd.	3,339	233,898
Monday.com Ltd.(2)	300	43,158
Neto Malinda Trading Ltd.	128	5,863
Nexxen International Ltd.(2)	2,606	16,861
Nice Ltd., ADR(2)	990	105,009
Norstar Holdings, Inc.	328	995
Nova Ltd.(2)	551	172,868
OY Nofar Energy Ltd.(2)	8	233
Perion Network Ltd.(2)	1,299	12,739
Phoenix Financial Ltd.	7,136	287,333
Prashkovsky Investments & Construction Ltd.	87	4,129
Priortech Ltd.(2)	302	19,911
Qualitau Ltd.	243	37,561
Retailors Ltd.	1,488	24,727
Sapiens International Corp. NV	121	5,269
Shufersal Ltd.	11,848	142,059
Strauss Group Ltd.	203	6,114
Summit Real Estate Holdings Ltd.	413	8,077
Tamar Petroleum Ltd.	637	7,334
Tel Aviv Stock Exchange Ltd.	2,822	77,247
Telsys Ltd.	304	20,368
Teva Pharmaceutical Industries Ltd., ADR(2)	10,486	281,969
Wix.com Ltd.(2)	307	29,383
YD More Investments Ltd.	3,351	51,150
ZIM Integrated Shipping Services Ltd.	386	7,878
		4,816,280
Italy — 2.9%
A2A SpA	90,183	247,006
ACEA SpA	3,972	103,472
Amplifon SpA(1)	1,177	18,113
Arnoldo Mondadori Editore SpA	11,910	28,466
Azimut Holding SpA(1)	7,567	312,972
Banca Generali SpA	2,571	163,769
Banca IFIS SpA	1,616	46,517
Banca Mediolanum SpA	6,127	131,288
Banca Monte dei Paschi di Siena SpA	25,076	237,239
Banco BPM SpA	14,981	215,923
BFF Bank SpA(2)	15,905	202,186
BPER Banca SpA	56,577	681,795
Brembo NV(1)	1,176	12,548
Brunello Cucinelli SpA(1)	1,191	126,931

Cairo Communication SpA(2)	4,894	15,709
Cembre SpA	304	23,644
Credito Emiliano SpA	3,431	58,537
Danieli & C Officine Meccaniche SpA, Preference Shares	756	29,650
Davide Campari-Milano NV(1)	1,758	12,001
De' Longhi SpA	3,010	128,144
DiaSorin SpA	30	2,153
Digital Bros SpA(1)(2)	323	5,035
doValue SpA(2)	1,685	4,843
Enav SpA	2,936	15,602
Enel SpA	74,769	772,665
ERG SpA(1)	1,510	38,435
Esprinet SpA	91	618
Ferrari NV	1,108	435,248
Fiera Milano SpA	2,083	19,755
Fila SpA	3,985	45,347
Fincantieri SpA(2)	13,803	273,598
FinecoBank Banca Fineco SpA	19,738	485,516
Generali(1)	7,967	316,253
Geox SpA(2)	2,384	858
Haiki Cobat SpA Societa' Benefit(2)	1,178	896
Infrastrutture Wireless Italiane SpA	748	6,850
Intesa Sanpaolo SpA	136,730	886,966
Iveco Group NV	13,207	283,839
Juventus Football Club SpA(1)(2)	9,961	26,895
Leonardo SpA	1,935	106,057
Maire SpA(1)	4,809	70,902
MARR SpA(1)	1,632	16,912
MFE-MediaForEurope NV, Class A	14,368	51,859
MFE-MediaForEurope NV, Class B(1)	5,293	25,170
Moncler SpA	2,378	160,717
Nexi SpA(1)	672	3,142
Orsero SpA	408	8,345
OVS SpA	14,476	75,194
Piaggio & C SpA(1)	4,674	10,137
Poste Italiane SpA	15,757	377,175
Prysmian SpA(1)	4,989	500,704
RAI Way SpA	4,413	28,493
Recordati Industria Chimica e Farmaceutica SpA	2,018	119,335
Safilo Group SpA(2)	23,412	50,878
Salvatore Ferragamo SpA(1)(2)	2,295	21,219
Sanlorenzo SpA(1)	34	1,201
Sesa SpA	674	66,081
SOL SpA	1,527	88,340
Stellantis NV(1)	25,729	275,403
Technogym SpA	4,721	88,686
Terna - Rete Elettrica Nazionale	3,046	32,122
UniCredit SpA	31,408	2,338,096
Unipol Assicurazioni SpA(1)	6,278	144,183
Webuild SpA(1)	32,719	128,565
Wiit SpA(1)	193	4,311
		11,210,509
Japan — 21.4%
& ST HD Co. Ltd.	1,200	22,627
A&D HOLON Holdings Co. Ltd.	1,200	13,796

AD Works Group Co. Ltd.(1)	9,600	28,167
ADEKA Corp.	1,800	42,660
Advantest Corp.	11,600	1,543,502
Aeon Co. Ltd.	45,875	830,603
AEON Financial Service Co. Ltd.	9,000	90,252
Aeon Hokkaido Corp.	1,700	9,906
Aica Kogyo Co. Ltd.	1,000	22,851
Aichi Financial Group, Inc.	700	20,832
Ain Holdings, Inc.	700	31,292
Aiphone Co. Ltd.	1,100	20,430
Air Water, Inc.	10,700	150,911
Airport Facilities Co. Ltd.	1,800	12,266
Aisan Industry Co. Ltd.	7,900	110,957
Aisin Corp.	32,400	577,000
Ajinomoto Co., Inc.	11,500	266,839
Akatsuki, Inc.	100	1,720
Akebono Brake Industry Co. Ltd.(1)(2)	7,900	5,870
Alfresa Holdings Corp.	10,100	152,716
Alpen Co. Ltd.	100	1,543
Alps Alpine Co. Ltd.	17,400	225,890
ALSOK Co. Ltd.	10,000	78,365
Altech Corp.	700	12,323
Amano Corp.	500	13,471
Amvis Holdings, Inc.(1)	4,200	12,599
Anest Iwata Corp.	1,100	11,054
Anritsu Corp.	6,600	100,363
Anycolor, Inc.	800	33,044
AOKI Holdings, Inc.	1,700	18,837
Aoyama Trading Co. Ltd.	7,800	120,398
Aozora Bank Ltd.	3,500	54,156
Arata Corp.	1,000	19,960
ARCLANDS Corp.	7,700	94,421
Arealink Co. Ltd.	1,600	10,608
Argo Graphics, Inc.	1,200	12,690
Arisawa Manufacturing Co. Ltd.	300	3,269
Asahi Co. Ltd.	1,300	10,980
Asahi Group Holdings Ltd.	900	10,439
Asahi Intecc Co. Ltd.	1,900	35,609
Asahi Kasei Corp.	41,900	349,964
Asics Corp.	21,800	522,171
ASKUL Corp.	1,100	10,077
Astellas Pharma, Inc.	72,800	915,417
Atrae, Inc.	100	422
Aucnet, Inc.	1,000	12,925
Autobacs Seven Co. Ltd.	7,900	82,047
Avant Group Corp.	400	4,618
Axial Retailing, Inc.	7,800	57,122
Azbil Corp.	400	3,773
AZ-COM MARUWA Holdings, Inc.	1,500	9,991
Bandai Namco Holdings, Inc.	8,500	249,425
Bando Chemical Industries Ltd.	500	6,613
Base Co. Ltd.	100	2,182
BayCurrent, Inc.	2,400	105,078
Bell System24 Holdings, Inc.	2,000	17,749
Belluna Co. Ltd.	1,700	10,943

Bic Camera, Inc.	2,100	21,514
BIPROGY, Inc.	1,900	73,280
B-Lot Co. Ltd.	1,100	11,084
BML, Inc.	400	9,815
Bookoff Group Holdings Ltd.	1,000	9,013
Bridgestone Corp.	10,800	506,767
Brother Industries Ltd.	11,500	230,208
Business Engineering Corp.	300	14,717
Canon Electronics, Inc.	1,900	33,546
Canon Marketing Japan, Inc.	1,500	65,713
Capcom Co. Ltd.	8,900	217,611
Cawachi Ltd.	100	1,937
Celsys, Inc.	300	3,232
Central Automotive Products Ltd.	2,100	25,390
Chiba Bank Ltd.	8,900	93,814
Chiba Kogyo Bank Ltd.(1)	4,600	48,492
Chori Co. Ltd.	700	18,723
Chugai Pharmaceutical Co. Ltd.(1)	8,600	460,496
Chugai Ro Co. Ltd.	400	11,837
Chugin Financial Group, Inc.	1,200	17,941
Chuo Spring Co. Ltd.(1)	700	17,025
Citizen Watch Co. Ltd.	17,800	147,312
Coca-Cola Bottlers Japan Holdings, Inc.	7,400	136,717
Computer Engineering & Consulting Ltd.	1,700	24,578
Comture Corp.	100	1,043
Cosmos Pharmaceutical Corp.	400	19,143
Cover Corp.(1)(2)	1,100	11,774
Credit Saison Co. Ltd.	8,600	216,536
Creek & River Co. Ltd.	100	930
Cresco Ltd.	2,300	22,612
Cross Cat Co. Ltd.	100	678
CyberAgent, Inc.(1)	9,800	87,772
Cybozu, Inc.	600	12,660
Daifuku Co. Ltd.	8,500	268,866
Daihatsu Infinearth Mfg Co. Ltd.	800	14,803
Daiichi Jitsugyo Co. Ltd.	300	5,717
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	783
Dai-ichi Life Holdings, Inc.	66,100	515,703
Daiichi Sankyo Co. Ltd.	21,400	527,445
Daiichikosho Co. Ltd.	7,800	84,030
Daikin Industries Ltd.	1,700	220,766
Daikokutenbussan Co. Ltd.(1)	300	11,858
Daiseki Co. Ltd.(1)	1,000	22,483
Daishinku Corp.	7,900	28,598
Daito Trust Construction Co. Ltd.	9,400	179,819
Daitron Co. Ltd.	900	27,486
Daiwa House Industry Co. Ltd.	17,000	580,230
Daiwa Securities Group, Inc.	30,100	249,706
Daiwabo Holdings Co. Ltd.	7,900	153,914
DCM Holdings Co. Ltd.	7,900	79,267
Densan System Holdings Co. Ltd.(1)	800	19,853
Denso Corp.(1)	21,500	283,092
Dentsu Group, Inc.	200	4,544
Dentsu Soken, Inc.	200	10,117
Dexerials Corp.	18,800	359,770

Digital Arts, Inc.	400	18,376
Digital Hearts Holdings Co. Ltd.	100	609
Digital Holdings, Inc.(1)	100	1,372
Digital Information Technologies Corp.	100	1,676
Dip Corp.	1,700	23,583
Disco Corp.	600	167,323
Doshisha Co. Ltd.	1,300	26,009
Double Standard, Inc.	100	1,091
DTS Corp.	9,200	71,348
Duskin Co. Ltd.	300	7,748
Eagle Industry Co. Ltd.	1,000	17,858
Ebara Corp.	29,700	779,005
EDION Corp.	7,900	103,219
Eisai Co. Ltd.	1,100	34,500
Eizo Corp.	2,700	38,905
Elan Corp.	100	468
Elecom Co. Ltd.	3,900	44,675
Endo Lighting Corp.	700	9,725
Enplas Corp.	600	36,988
Envipro Holdings, Inc.	100	389
ESPEC Corp.	700	15,030
F&M Co. Ltd.	100	1,592
FANUC Corp.	1,000	32,052
Fast Retailing Co. Ltd.	1,100	401,889
FCC Co. Ltd.	2,600	57,442
Ferrotec Corp.(1)	2,300	72,281
FFRI Security, Inc.	300	17,137
Financial Partners Group Co. Ltd.	3,000	42,824
First Bank of Toyama Ltd.(1)	4,700	51,434
Fixstars Corp.(1)	900	9,467
Foster Electric Co. Ltd.	2,300	38,725
FP Corp.	1,100	19,075
Freebit Co. Ltd.	1,000	10,199
Fuji Electric Co. Ltd.	7,900	551,508
Fuji Media Holdings, Inc.	1,600	35,999
Fuji Seal International, Inc.	500	10,164
Fujibo Holdings, Inc.	900	43,984
FUJIFILM Holdings Corp.	8,500	182,495
Fujikura Composites, Inc.	900	10,895
Fujikura Ltd.	12,300	1,423,457
Fujitsu Ltd.	21,900	581,034
Fukui Computer Holdings, Inc.	200	3,971
Fukuyama Transporting Co. Ltd.	700	18,489
FULLCAST Holdings Co. Ltd.	300	3,291
Funai Soken Holdings, Inc.	1,000	15,186
Furuno Electric Co. Ltd.	1,400	78,754
Futaba Industrial Co. Ltd.	8,000	52,498
Future Corp.	1,600	21,041
Fuyo General Lease Co. Ltd.	600	16,071
G-7 Holdings, Inc.	300	2,659
GA Technologies Co. Ltd.	1,100	14,842
Gakken Holdings Co. Ltd.	600	4,446
Gakujo Co. Ltd.	100	1,032
Genky DrugStores Co. Ltd.	1,000	33,337
Geo Holdings Corp.	800	8,655

Gift Holdings, Inc.	200	4,243
giftee, Inc.	900	6,736
GLOBERIDE, Inc.	1,400	19,836
Glory Ltd.	7,700	193,516
GMO Payment Gateway, Inc.	1,000	64,364
Goldwin, Inc.	1,200	22,704
Greens Co. Ltd.	700	10,288
grems, Inc.	600	9,606
GS Yuasa Corp.	6,800	181,174
G-Tekt Corp.	1,000	12,469
Gunze Ltd.	2,100	55,708
H.U. Group Holdings, Inc.	7,900	184,612
H2O Retailing Corp.	9,300	129,421
Hachijuni Bank Ltd.	17,700	189,900
Hakuhodo DY Holdings, Inc.	400	3,023
Hamakyorex Co. Ltd.	2,300	25,172
Hankyu Hanshin Holdings, Inc.(1)	2,300	57,746
Hanwa Co. Ltd.	700	31,121
Happinet Corp.	1,400	58,253
Haseko Corp.	9,900	189,387
HI-LEX Corp.	800	15,639
Hioki EE Corp.	900	34,365
Hirose Electric Co. Ltd.	500	56,398
Hitachi Construction Machinery Co. Ltd.	7,900	230,037
Hitachi Ltd.	3,800	121,015
Hochiki Corp.	1,700	46,426
Hogy Medical Co. Ltd.	100	3,770
Hokko Chemical Industry Co. Ltd.	100	1,047
Honda Motor Co. Ltd., ADR(1)	24,380	737,495
H-One Co. Ltd.	1,400	11,879
Honeys Holdings Co. Ltd.	100	977
Horiba Ltd.	1,000	92,699
Hosiden Corp.	1,000	16,833
Hotland Holdings Co. Ltd.	100	1,366
Hoya Corp.	1,400	210,307
HS Holdings Co. Ltd.	7,900	54,940
Hulic Co. Ltd.	11,500	126,844
Hyakujushi Bank Ltd.	300	11,961
Ibiden Co. Ltd.(1)	7,500	573,275
Ichigo, Inc.	8,800	22,879
Idec Corp.	500	8,575
IHI Corp.	7,000	124,912
Iida Group Holdings Co. Ltd.	5,700	90,616
I'll, Inc.	100	1,543
i-mobile Co. Ltd.	300	1,086
Inaba Denki Sangyo Co. Ltd.	2,400	38,494
Inabata & Co. Ltd.	1,500	35,597
Ines Corp.	200	2,261
Insource Co. Ltd.	400	2,194
Integral Corp.	1,200	27,360
Internet Initiative Japan, Inc.	6,400	117,760
Inui Global Logistics Co. Ltd.(1)	200	1,867
Iriso Electronics Co. Ltd.	1,500	31,236
Isetan Mitsukoshi Holdings Ltd.	10,700	166,963
Isuzu Motors Ltd.	800	12,259

ITmedia, Inc.	100	986
Itoki Corp.	1,800	28,022
IwaiCosmo Holdings, Inc.	1,700	34,217
Izumi Co. Ltd.	900	17,085
J Front Retailing Co. Ltd.	19,000	274,160
JAC Recruitment Co. Ltd.	800	5,668
Jaccs Co. Ltd.	1,200	32,162
Japan Airport Terminal Co. Ltd.	2,400	69,571
Japan Aviation Electronics Industry Ltd.	7,900	125,008
Japan Electronic Materials Corp.	1,400	32,431
Japan Engine Corp.	200	18,481
Japan Exchange Group, Inc.	23,600	269,672
Japan Lifeline Co. Ltd.	8,700	85,781
Japan Material Co. Ltd.	1,800	19,549
Japan Post Bank Co. Ltd.	300	3,610
Japan Post Holdings Co. Ltd.	50,700	498,022
Japan Post Insurance Co. Ltd.	8,600	239,218
Japan Pulp & Paper Co. Ltd.	8,100	39,325
Japan Wool Textile Co. Ltd.	3,500	40,579
JBCC Holdings, Inc.	2,400	24,311
JCR Pharmaceuticals Co. Ltd.(1)	3,900	19,575
Jeol Ltd.	3,500	108,194
JINS Holdings, Inc.	500	19,640
JINUSHI Co. Ltd.	100	1,928
J-Lease Co. Ltd.	200	1,892
J-Oil Mills, Inc.	800	10,435
Joshin Denki Co. Ltd.	1,800	31,328
Joyful Honda Co. Ltd.	1,100	15,251
JSB Co. Ltd.	600	14,262
JTEKT Corp.	9,500	103,377
Justsystems Corp.	700	23,004
JVCKenwood Corp.(1)	17,900	134,528
Kaga Electronics Co. Ltd.	3,200	76,974
Kakaku.com, Inc.	8,000	118,094
Kamigumi Co. Ltd.	900	28,753
Kanamoto Co. Ltd.	2,000	48,310
Kanematsu Corp.	7,900	174,703
Kanro, Inc.	1,500	14,645
Kao Corp.	7,900	319,448
KDDI Corp.	64,600	1,111,387
Keihanshin Building Co. Ltd.	2,100	25,602
Keyence Corp.	200	68,082
KH Neochem Co. Ltd.	6,100	96,641
Kibun Foods, Inc.	1,500	10,520
Kirin Holdings Co. Ltd.	14,200	223,026
Kitz Corp.	8,000	87,116
Kiyo Bank Ltd.	900	17,701
Koa Corp.	1,500	12,795
Kohnan Shoji Co. Ltd.	1,600	40,735
Kohoku Kogyo Co. Ltd.	500	10,765
Koito Manufacturing Co. Ltd.	8,400	122,235
Kojima Co. Ltd.	200	1,505
Komatsu Ltd.	23,500	771,960
Komatsu Wall Industry Co. Ltd.	700	11,885
KOMEDA Holdings Co. Ltd.	200	3,898

Komeri Co. Ltd.	1,900	42,526
Konica Minolta, Inc.	41,300	173,681
Konoike Transport Co. Ltd.	1,700	34,783
KPP Group Holdings Co. Ltd.	800	3,846
KRS Corp.	700	12,163
K's Holdings Corp.	8,300	83,639
Kubota Corp.(1)	29,300	422,892
Kureha Corp.	1,100	28,019
Kurita Water Industries Ltd.	1,000	39,822
Kusuri No. Aoki Holdings Co. Ltd.(1)	1,200	30,012
Kyocera Corp.	35,300	483,223
Kyowa Kirin Co. Ltd.(1)	1,300	21,884
Kyushu Financial Group, Inc.	400	2,469
Kyushu Railway Co.	1,300	33,441
Lasertec Corp.	3,000	541,608
Leopalace21 Corp.	10,500	43,718
Life Corp.	2,400	38,922
Lifedrink Co., Inc.	1,600	21,289
Link & Motivation, Inc.	100	327
Lintec Corp.	300	7,954
Lion Corp.	8,000	84,870
Lixil Corp.	12,300	145,658
LY Corp.	8,100	21,754
M3, Inc.(1)	1,000	16,502
Mabuchi Motor Co. Ltd.	7,900	140,475
Macbee Planet, Inc.	400	4,469
Macnica Holdings, Inc.	11,800	175,417
Maeda Kosen Co. Ltd.	1,000	13,078
Maezawa Industries, Inc.	800	9,935
Mani, Inc.	1,000	9,382
MarkLines Co. Ltd.	100	1,099
Marubun Corp.	2,200	17,057
Marui Group Co. Ltd.	10,600	215,342
Maruwa Co. Ltd.	200	60,925
Maruzen Showa Unyu Co. Ltd.	500	23,339
Matsuda Sangyo Co. Ltd.	600	18,718
MatsukiyoCocokara & Co.	9,800	181,258
Maxell Ltd.	7,900	112,644
McDonald's Holdings Co. Japan Ltd.(1)	1,000	40,793
MCJ Co. Ltd.	8,100	80,210
Mebuki Financial Group, Inc.	6,300	41,164
Medipal Holdings Corp.	8,700	151,839
Meidensha Corp.	1,100	40,911
MEIJI Holdings Co. Ltd.	1,900	40,976
Meiko Electronics Co. Ltd.	2,100	151,468
MEITEC Group Holdings, Inc.	2,300	51,027
Meiwa Corp.	300	1,629
Menicon Co. Ltd.	500	4,874
Mercari, Inc.(2)	2,700	46,008
Micronics Japan Co. Ltd.	7,900	334,562
MIMAKI ENGINEERING Co. Ltd.	900	8,980
Minebea Mitsumi, Inc.	9,400	190,841
Mirarth Holdings, Inc.	11,200	27,764
Miroku Jyoho Service Co. Ltd.	200	2,414
Mitsuba Corp.	2,700	16,266

Mitsubishi Electric Corp.	19,000	513,721
Mitsubishi Estate Co. Ltd.	20,600	486,017
Mitsubishi Gas Chemical Co., Inc.	3,000	51,868
Mitsubishi HC Capital, Inc.	42,700	341,670
Mitsubishi Heavy Industries Ltd.	57,800	1,464,028
Mitsubishi Logistics Corp.	10,400	78,061
Mitsubishi Motors Corp.	6,900	16,463
Mitsubishi UFJ Financial Group, Inc., ADR(1)	105,583	1,666,100
Mitsui Chemicals, Inc.	6,000	151,377
Mitsui Fudosan Co. Ltd.	34,700	407,570
Mitsui-Soko Holdings Co. Ltd.	8,500	222,294
MIXI, Inc.	1,200	22,284
Miyaji Engineering Group, Inc.	1,100	14,092
Mizuho Financial Group, Inc., ADR(1)	186,847	1,326,614
Mizuno Corp.	900	17,541
MonotaRO Co. Ltd.(1)	7,800	114,290
Morinaga & Co. Ltd.	1,600	27,359
Morinaga Milk Industry Co. Ltd.	300	7,199
Moriya Transportation Engineering & Manufacturing Co. Ltd.	300	10,523
MS&AD Insurance Group Holdings, Inc.	30,600	678,947
m-up Holdings, Inc.	1,200	13,348
Murata Manufacturing Co. Ltd.	18,700	384,956
Musashi Seimitsu Industry Co. Ltd.	1,300	23,990
Nagano Keiki Co. Ltd.	1,200	18,676
Nagase & Co. Ltd.	7,900	185,757
Nakanishi, Inc.	1,700	21,824
Nankai Electric Railway Co. Ltd.	2,000	37,679
NEC Capital Solutions Ltd.	600	15,350
NEC Corp.	38,200	1,443,296
Net Protections Holdings, Inc.(2)	5,600	21,678
Nexon Co. Ltd.	500	12,178
NGK Insulators Ltd.	12,600	248,476
NHK Spring Co. Ltd.	9,700	158,593
Nichicon Corp.	7,700	81,298
NIDEC Corp.(1)	800	10,097
Nifco, Inc.	7,900	243,133
Nihon Dempa Kogyo Co. Ltd.	2,300	14,232
Nihon Dengi Co. Ltd.	500	21,873
Nihon House Holdings Co. Ltd.	200	409
Nihon M&A Center Holdings, Inc.	7,700	36,132
Nikon Corp.	7,900	91,436
Nintendo Co. Ltd.	1,800	152,562
Nippon Carbon Co. Ltd.	100	2,885
Nippon Chemi-Con Corp.(2)	300	2,828
NIPPON EXPRESS HOLDINGS, Inc.(1)	12,600	267,247
Nippon Parking Development Co. Ltd.	13,100	23,840
Nippon Seiki Co. Ltd.	4,000	53,611
Nippon Shinyaku Co. Ltd.	1,200	27,899
Nippon Soda Co. Ltd.	1,500	34,207
Nippon Television Holdings, Inc.	2,100	53,792
Nipro Corp.	11,200	107,963
Nishikawa Rubber Co. Ltd.	900	17,727
Nishimatsuya Chain Co. Ltd.	300	4,310
Nishio Holdings Co. Ltd.	1,000	28,797
Nissan Chemical Corp.	500	16,908

Nissan Motor Co. Ltd.(1)(2)	84,800	206,740
Nissha Co. Ltd.	7,900	60,633
Nisshin Seifun Group, Inc.	4,600	55,177
Nissin Foods Holdings Co. Ltd.(1)	300	5,444
Niterra Co. Ltd.(1)	9,500	410,804
Nitori Holdings Co. Ltd.(1)	1,000	17,332
Nitta Corp.	600	15,982
Nitto Boseki Co. Ltd.	700	61,409
Nitto Denko Corp.	22,000	544,398
Nohmi Bosai Ltd.	200	4,670
Nojima Corp.	22,500	168,558
NOK Corp.	1,800	32,079
Noritsu Koki Co. Ltd.(1)	2,900	33,406
Noritz Corp.(1)	1,800	22,189
NPR-RIKEN Corp.	1,600	34,496
NS Solutions Corp.(1)	1,000	24,485
NSD Co. Ltd.	1,200	27,866
NSK Ltd.	19,400	114,201
NTN Corp.	40,300	96,170
NTT, Inc.	559,200	557,301
Oat Agrio Co. Ltd.	100	1,442
Obic Co. Ltd.	500	16,085
Oisix ra daichi, Inc.(1)	1,100	10,680
Oji Holdings Corp.	18,900	99,508
Okamoto Machine Tool Works Ltd.	100	2,726
Oki Electric Industry Co. Ltd.	9,500	118,236
Olympus Corp.	17,200	231,257
Omron Corp.	400	10,243
Ono Pharmaceutical Co. Ltd.	8,800	123,929
Open House Group Co. Ltd.	2,500	146,930
Open Up Group, Inc.	100	1,153
Optex Group Co. Ltd.	2,800	44,075
Oracle Corp.	500	43,006
Orient Corp.	8,100	53,641
Oriental Land Co. Ltd.(1)	500	9,618
ORIX Corp., ADR	40,227	1,100,208
Osaki Electric Co. Ltd.	2,900	22,628
OSG Corp.	8,400	123,632
Otsuka Corp.	8,100	160,184
Otsuka Holdings Co. Ltd.	7,700	436,092
Oyo Corp.	100	1,801
Pacific Industrial Co. Ltd.	7,900	161,300
Pack Corp.(1)	300	2,506
PAL GROUP Holdings Co. Ltd.	2,400	33,476
PALTAC Corp.	200	6,023
Pan Pacific International Holdings Corp.	34,200	207,278
Park24 Co. Ltd.	7,900	93,503
Pasona Group, Inc.	200	2,449
Persol Holdings Co. Ltd.	52,900	95,155
PIA Corp.(2)	1,000	17,942
Pigeon Corp.(1)	1,100	11,401
PILLAR Corp.(1)	400	12,178
Pilot Corp.	1,300	40,813
Piolax, Inc.	200	2,205
Plus Alpha Consulting Co. Ltd.	1,800	27,251

Premium Group Co. Ltd.	1,900	22,536
Press Kogyo Co. Ltd.	1,000	5,073
Prestige International, Inc.	7,900	34,561
Pro-Ship, Inc.	1,000	10,629
PS Construction Co. Ltd.	1,100	16,932
Qol Holdings Co. Ltd.	1,000	15,035
Quick Co. Ltd.	300	1,629
Raccoon Holdings, Inc.	100	406
Rakus Co. Ltd.	600	4,751
Rakuten Group, Inc.(1)(2)	10,100	61,815
Rasa Industries Ltd.	100	3,710
Recruit Holdings Co. Ltd.	11,300	577,953
Relo Group, Inc.	2,300	25,261
Renesas Electronics Corp.	7,900	93,161
Rengo Co. Ltd.	11,800	84,392
Resona Holdings, Inc.	42,500	432,661
Resonac Holdings Corp.	4,200	175,734
Ricoh Co. Ltd.	21,600	193,791
Ricoh Leasing Co. Ltd.	800	29,810
Rinnai Corp.	3,400	86,638
Rion Co. Ltd.	100	1,668
Riso Kyoiku Group Corp.(1)	7,900	10,374
Rohm Co. Ltd.	6,700	89,949
RYODEN Corp.	100	2,098
Ryohin Keikaku Co. Ltd.	26,400	523,607
Ryoyo Ryosan Holdings, Inc.(1)	600	11,514
Sakai Moving Service Co. Ltd.	800	14,626
Sakura Internet, Inc.(1)	500	10,035
Sangetsu Corp.	1,200	24,131
Sanko Gosei Ltd.	1,800	9,627
Sankyu, Inc.	1,800	97,310
Sanrio Co. Ltd.	4,100	146,888
Sansan, Inc.(2)	1,400	15,130
Sansei Technologies, Inc.	700	11,062
Sanshin Electronics Co. Ltd.	600	11,913
Santec Holdings Corp.	700	40,107
Santen Pharmaceutical Co. Ltd.	13,700	140,245
Sanwa Holdings Corp.	9,000	232,107
Sato Corp.(1)	1,500	22,137
SBI Holdings, Inc.	26,600	560,910
SBS Holdings, Inc.(1)	500	12,074
SCREEN Holdings Co. Ltd.(1)	1,000	82,476
Scroll Corp.	7,900	63,308
SCSK Corp.(1)	600	21,871
Secom Co. Ltd.	1,400	47,319
Seibu Holdings, Inc.	3,700	114,908
Seika Corp.	1,200	18,771
Seiko Epson Corp.	9,300	115,873
Seiko Group Corp.	1,000	46,973
Seino Holdings Co. Ltd.	8,400	121,223
Seiren Co. Ltd.	1,300	26,906
Sekisui Chemical Co. Ltd.	10,100	172,123
Sekisui House Ltd.	7,900	177,150
Sekisui Jushi Corp.	100	1,383
Senko Group Holdings Co. Ltd.	10,100	126,068

Senshu Electric Co. Ltd.	200	6,120
Seria Co. Ltd.	500	10,481
SG Holdings Co. Ltd.(1)	9,700	96,935
Sharingtechnology, Inc.	1,400	9,429
Sharp Corp.(2)	9,800	48,877
Shibaura Electronics Co. Ltd.	700	31,774
Shibaura Mechatronics Corp.	900	101,341
SHIFT, Inc.(2)	5,100	31,683
Shimadzu Corp.	700	19,982
Shimamura Co. Ltd.	800	57,336
Shimano, Inc.	200	21,001
Shin Nippon Air Technologies Co. Ltd.	1,100	22,413
Shindengen Electric Manufacturing Co. Ltd.	1,000	20,828
Shin-Etsu Chemical Co. Ltd.	2,500	74,859
Shinsho Corp.	300	4,677
Shionogi & Co. Ltd.	9,500	162,936
Ship Healthcare Holdings, Inc.	7,900	131,088
Shiseido Co. Ltd.(1)	600	8,541
Shizuoka Financial Group, Inc.	5,100	73,940
SIGMAXYZ Holdings, Inc.	2,400	12,506
Siix Corp.	4,200	35,004
SK-Electronics Co. Ltd.	600	11,941
SKY Perfect JSAT Holdings, Inc.	11,100	137,602
Skylark Holdings Co. Ltd.(1)	7,900	187,096
Socionext, Inc.	7,800	111,513
SoftBank Corp.	164,600	235,496
SoftBank Group Corp.	19,000	2,043,657
Softcreate Holdings Corp.	200	2,783
Solasto Corp.	400	1,439
Sompo Holdings, Inc.	22,600	715,781
Sony Financial Group, Inc., ADR(2)	10,546	49,461
Sony Group Corp., ADR(1)	89,103	2,615,173
S-Pool, Inc.	7,900	14,068
Square Enix Holdings Co. Ltd.	9,200	183,877
Stanley Electric Co. Ltd.	8,600	168,369
Star Micronics Co. Ltd.	7,900	113,431
Studio Alice Co. Ltd.	100	1,317
Subaru Corp.	30,200	674,490
Sugi Holdings Co. Ltd.	2,700	63,718
Sumida Corp.	3,200	24,732
Sumitomo Chemical Co. Ltd.	77,700	237,680
Sumitomo Electric Industries Ltd.	31,000	1,221,541
Sumitomo Forestry Co. Ltd.(1)	18,800	200,684
Sumitomo Mitsui Financial Group, Inc., ADR	71,796	1,308,123
Sumitomo Mitsui Trust Group, Inc.	18,300	531,644
Sumitomo Realty & Development Co. Ltd.	9,100	439,751
Sumitomo Riko Co. Ltd.	6,900	114,832
Sumitomo Rubber Industries Ltd.	12,500	174,375
Sumitomo Warehouse Co. Ltd.	700	15,485
Suncall Corp.	2,200	16,304
Sundrug Co. Ltd.	1,000	27,717
Suntory Beverage & Food Ltd.	5,200	164,538
Suzuken Co. Ltd.	1,800	70,003
Suzuki Co. Ltd.	1,300	19,351
Suzuki Motor Corp.	51,400	803,811

Sysmex Corp.	8,500	80,610
System Support Holdings, Inc.	500	9,238
Systena Corp.	9,100	30,537
Syuppin Co. Ltd.	2,600	20,509
T RAD Co. Ltd.	300	17,266
T&D Holdings, Inc.	7,900	171,623
Tachibana Eletech Co. Ltd.	700	13,346
Tachi-S Co. Ltd.	1,300	16,938
Taiyo Yuden Co. Ltd.	8,500	177,730
Takaoka Toko Co. Ltd.	600	14,026
Takara & Co. Ltd.	200	5,687
Takashimaya Co. Ltd.	9,600	103,380
Takeda Pharmaceutical Co. Ltd., ADR(1)	15,202	219,213
Tamron Co. Ltd.(1)	18,600	125,266
Tanseisha Co. Ltd.	2,400	21,418
Tazmo Co. Ltd.(1)	800	11,100
TBS Holdings, Inc.	1,200	44,727
TDK Corp.	51,500	845,325
TechMatrix Corp.	2,600	36,242
Techno Ryowa Ltd.	500	18,882
TechnoPro Holdings, Inc.	100	3,104
Teijin Ltd.	11,500	96,843
Tera Probe, Inc.	400	15,260
Terasaki Electric Co. Ltd.(1)	400	12,659
Terumo Corp.	1,000	15,595
Tess Holdings Co. Ltd.	8,300	18,635
TIS, Inc.	8,000	264,372
TKC Corp.	200	5,320
TOA ROAD Corp.	2,000	20,980
TOBISHIMA HOLDINGS, Inc.	900	13,467
Tocalo Co. Ltd.	1,900	26,997
Toho Co. Ltd.	300	17,274
Toho Co. Ltd.	300	6,767
Tokai Corp.	100	1,581
Token Corp.	100	9,410
Tokio Marine Holdings, Inc.	48,300	1,712,279
Tokyo Century Corp.	9,800	124,020
Tokyo Electron Device Ltd.	1,400	28,413
Tokyo Electron Ltd.	7,500	1,533,281
Tokyo Individualized Educational Institute, Inc.	200	566
Tokyo Metro Co. Ltd.(1)	3,500	35,991
Tokyo Seimitsu Co. Ltd.	1,400	93,226
Tokyo Tatemono Co. Ltd.	11,000	243,139
Tokyo Tekko Co. Ltd.	700	26,229
Tokyu Corp.	1,200	14,004
Tokyu Fudosan Holdings Corp.	33,400	310,483
Toli Corp.	2,600	11,885
Tomy Co. Ltd.(1)	8,200	152,089
TOPPAN Holdings, Inc.	900	29,056
Topre Corp.	3,400	49,971
Topy Industries Ltd.	700	13,541
Toray Industries, Inc.	40,200	261,482
Torex Semiconductor Ltd.	100	975
Toshiba TEC Corp.	1,100	20,059
Totech Corp.	1,200	28,004

TOTO Ltd.	7,600	198,959
Towa Bank Ltd.	2,000	12,972
Towa Corp.	2,700	37,149
Toyo Seikan Group Holdings Ltd.	8,800	209,951
Toyo Tanso Co. Ltd.(1)	700	22,189
Toyo Tire Corp.	10,000	275,125
Toyobo Co. Ltd.	7,900	61,113
Toyoda Gosei Co. Ltd.(1)	7,900	180,722
Toyota Boshoku Corp.	6,400	99,312
Toyota Motor Corp., ADR(1)	12,935	2,611,188
TPR Co. Ltd.	3,500	28,839
Transaction Co. Ltd.	1,200	8,352
Transcosmos, Inc.	600	14,343
TRE Holdings Corp.	1,800	19,031
Treasure Factory Co. Ltd.	800	8,420
Trend Micro, Inc.	2,000	99,886
Tri Chemical Laboratories, Inc.(1)	2,300	41,208
Trusco Nakayama Corp.	1,700	25,992
TS Tech Co. Ltd.	7,900	91,245
TSI Holdings Co. Ltd.	7,900	50,083
Tsukuba Bank Ltd.(1)	7,900	19,603
Tsuruha Holdings, Inc.(1)	19,875	352,513
Tsuzuki Denki Co. Ltd.	700	14,543
TV Asahi Holdings Corp.	400	8,596
Tv Tokyo Holdings Corp.	100	3,172
Uchida Yoko Co. Ltd.	800	56,326
Ulvac, Inc.	700	30,100
Unicharm Corp.(1)	29,500	173,072
Unipres Corp.	7,900	61,132
Ushio, Inc.	1,300	20,442
USS Co. Ltd.	18,800	209,652
UT Group Co. Ltd.	700	12,587
V Technology Co. Ltd.	100	1,890
Valor Holdings Co. Ltd.	2,000	41,307
Valqua Ltd.	300	7,735
ValueCommerce Co. Ltd.	1,900	8,394
Vector, Inc.	2,100	15,481
Vital KSK Holdings, Inc.	2,400	20,355
VT Holdings Co. Ltd.	7,300	24,031
Wacom Co. Ltd.	10,300	55,436
Wakachiku Construction Co. Ltd.	400	11,861
Wakita & Co. Ltd.	1,100	13,448
West Japan Railway Co.	14,400	286,571
Will Group, Inc.	100	748
Workman Co. Ltd.	600	27,581
World Co. Ltd.	1,300	25,234
Xebio Holdings Co. Ltd.	100	676
YAKUODO Holdings Co. Ltd.	100	1,406
YAMABIKO Corp.	1,200	20,832
Yamada Holdings Co. Ltd.	30,000	91,912
Yamae Group Holdings Co. Ltd.	200	3,178
Yamaguchi Financial Group, Inc.	8,300	108,388
Yamaha Corp.	300	2,078
Yamaha Motor Co. Ltd.(1)	40,900	296,394
Yamaichi Electronics Co. Ltd.	2,300	85,684

Yamami Co.	300	8,483
Yamato Holdings Co. Ltd.	2,900	41,769
Yashima Denki Co. Ltd.	2,000	33,689
Yaskawa Electric Corp.(1)	1,900	49,208
Yellow Hat Ltd.	2,100	22,431
Yokogawa Electric Corp.	1,000	31,984
Yokohama Financial Group, Inc.	12,900	102,053
Yokohama Rubber Co. Ltd.	9,300	369,188
Yokorei Co. Ltd.	3,300	28,912
Yokowo Co. Ltd.	1,800	24,890
Yonex Co. Ltd.	2,200	49,421
Yuasa Trading Co. Ltd.	400	13,883
Zenkoku Hosho Co. Ltd.	2,900	58,858
Zenrin Co. Ltd.	1,800	11,968
Zeon Corp.	600	6,859
ZIGExN Co. Ltd.	600	1,907
ZOZO, Inc.	2,700	23,259
		83,888,381
Netherlands — 3.9%
Aalberts NV	4,082	131,628
ABN AMRO Bank NV, CVA	24,977	846,272
Acomo NV(1)	972	26,981
Adyen NV(2)	461	720,525
Aegon Ltd.	47,885	384,038
AerCap Holdings NV	6,168	826,512
Akzo Nobel NV	7,527	489,318
Alfen NV(1)(2)	1,948	23,814
Allfunds Group PLC	3,027	28,324
Arcadis NV(1)	1,062	47,009
ASM International NV(1)	853	471,861
ASML Holding NV, NY Shares	2,806	2,974,360
ASR Nederland NV	9,205	621,504
BE Semiconductor Industries NV(1)	871	131,930
Brunel International NV(1)	124	1,153
Coca-Cola Europacific Partners PLC	4,872	446,714
Constellium SE(2)	10,561	177,530
Corbion NV(1)	2,618	58,611
DSM-Firmenich AG	1,808	148,713
Ferrari Group PLC	1,862	20,136
Flow Traders Ltd.(2)	1,207	33,404
ForFarmers NV	4,021	20,645
Heineken Holding NV(1)	220	15,730
Heineken NV	2,138	174,399
IMCD NV(1)	236	21,182
ING Groep NV, ADR	59,829	1,551,964
InPost SA(1)(2)	10,814	126,978
Koninklijke Ahold Delhaize NV	24,631	1,019,684
Koninklijke BAM Groep NV	14,580	145,005
Koninklijke Heijmans NV, CVA	2,078	145,230
Koninklijke KPN NV(1)	137,160	628,395
Koninklijke Philips NV, NY Shares(1)	10,242	288,415
NN Group NV	13,389	971,631
PostNL NV(1)	16,442	19,407
Prosus NV(2)	9,798	617,705
Randstad NV(1)	1,301	50,630

SIF Holding NV(1)(2)	1,404	10,729
Signify NV(1)	317	7,508
TKH Group NV, CVA(1)	1,909	85,130
Universal Music Group NV	7,975	204,939
Van Lanschot Kempen NV(1)	1,301	78,631
Wolters Kluwer NV(1)	5,195	551,000
		15,345,274
New Zealand — 0.2%
Auckland International Airport Ltd.	18,667	85,726
Chorus Ltd.	16,959	89,047
EBOS Group Ltd.	876	14,328
Eroad Ltd.(2)	14,787	12,995
Fisher & Paykel Healthcare Corp. Ltd.	6,682	143,173
Fletcher Building Ltd.(2)	65,144	125,338
Freightways Group Ltd.(1)	3,371	26,991
Infratil Ltd.	5,001	33,510
KMD Brands Ltd.(1)(2)	13,403	2,075
Mercury NZ Ltd.	19,238	70,240
Meridian Energy Ltd.	19,635	63,451
Spark New Zealand Ltd.	53,264	69,101
		735,975
Norway — 0.7%
2020 Bulkers Ltd.	1,069	15,168
Aker ASA, A Shares	131	10,217
Atea ASA(2)	1,388	20,398
B2 Impact ASA	4,507	7,537
Bakkafrost P	112	5,144
Borregaard ASA	2,378	44,664
DNB Bank ASA	12,536	335,217
Elopak ASA	11,656	56,770
Europris ASA	4,976	44,637
Gjensidige Forsikring ASA	1,519	42,472
Grieg Seafood ASA(2)	2,270	16,170
Kid ASA	1,935	25,980
Kitron ASA	10,585	63,087
Kongsberg Automotive ASA(2)	31,186	5,662
Kongsberg Gruppen ASA	4,771	113,039
Leroy Seafood Group ASA	1,074	4,990
Mowi ASA	5,860	133,112
Nordic Semiconductor ASA(2)	3,270	43,439
Norsk Hydro ASA	37,989	272,286
OKEA ASA(2)	1,937	4,046
Orkla ASA	5,270	56,417
Petronor E&P ASA(2)	210	217
Protector Forsikring ASA	1,909	90,911
Public Property Invest AS	4,898	10,719
Rana Gruber ASA	772	5,078
Salmar ASA	1,177	68,869
SATS ASA(2)	6,655	25,257
Scatec ASA(2)	8,963	88,224
Sea1 offshore, Inc.	40	85
Solstad Offshore ASA	773	3,197
SpareBank 1 Nord Norge	9,259	130,371
Sparebank 1 Oestlandet	639	11,604
SpareBank 1 SMN	5,102	96,577

SpareBank 1 Sor-Norge ASA	8,671	153,327
Storebrand ASA	19,356	301,064
Telenor ASA	9,592	138,631
TGS ASA	4,856	41,764
TOMRA Systems ASA	208	2,578
Veidekke ASA	29	485
Vend Marketplaces ASA, B Shares	6,033	167,634
Wilh Wilhelmsen Holding ASA, Class A	332	18,026
		2,675,070
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	482,187	459,764
Corticeira Amorim SGPS SA	3,259	25,456
CTT-Correios de Portugal SA	650	5,322
EDP Renovaveis SA(1)	3,147	41,933
Jeronimo Martins SGPS SA	4,439	105,337
Navigator Co. SA(1)	13,835	48,832
NOS SGPS SA	6,662	28,512
Sonae SGPS SA	45,270	77,982
		793,138
Singapore — 1.6%
Aztech Global Ltd.	11,600	5,695
Capitaland India Trust	29,592	27,179
CapitaLand Investment Ltd.(1)	66,900	137,025
Centurion Corp. Ltd.	24,400	25,625
China Sunsine Chemical Holdings Ltd.	32,300	19,578
City Developments Ltd.	11,600	64,794
ComfortDelGro Corp. Ltd.	212,900	236,736
CSE Global Ltd.	81,400	60,037
DBS Group Holdings Ltd.	41,610	1,742,980
Grab Holdings Ltd., Class A(2)	34,580	188,461
Hafnia Ltd.	6,457	38,923
Hong Fok Corp. Ltd.	31,800	19,416
Hutchison Port Holdings Trust, U Shares	348,700	73,276
iFAST Corp. Ltd.	9,000	61,522
Netlink NBN Trust	84,400	62,879
Oversea-Chinese Banking Corp. Ltd.	63,400	905,747
Pan-United Corp. Ltd.	35,000	27,826
Propnex Ltd.	11,100	17,148
Samudera Shipping Line Ltd.	32,000	22,861
SATS Ltd.	44,280	116,341
Sea Ltd., ADR(2)	3,370	468,464
Sheng Siong Group Ltd.	53,800	112,966
Singapore Exchange Ltd.	31,000	404,229
Singapore Telecommunications Ltd.	72,100	263,800
Stamford Land Corp. Ltd.	9,200	3,443
StarHub Ltd.	30,800	27,083
UMS Integration Ltd.	13,500	14,503
United Overseas Bank Ltd.	32,500	853,073
UOL Group Ltd.	19,700	128,088
Venture Corp. Ltd.	10,900	125,819
Wee Hur Holdings Ltd.	52,600	28,690
Yanlord Land Group Ltd.(1)(2)	30,600	16,322
Yoma Strategic Holdings Ltd.(2)	62,200	3,653
		6,304,182

South Africa — 0.0%
Valterra Platinum Ltd.	1,494	104,038
Spain — 3.0%
Acciona SA(1)	1,266	254,495
Acerinox SA	8,716	123,250
ACS Actividades de Construccion y Servicios SA	299	27,674
Aena SME SA	18,701	509,320
Amadeus IT Group SA	3,646	268,322
Atresmedia Corp. de Medios de Comunicacion SA(1)	3,704	23,224
Banco Bilbao Vizcaya Argentaria SA, ADR	99,325	2,140,454
Banco de Sabadell SA	161,784	588,109
Banco Santander SA, ADR	156,603	1,680,350
Bankinter SA	31,411	495,182
CaixaBank SA(1)	32,726	365,431
Cellnex Telecom SA(2)	2,049	61,536
CIE Automotive SA	110	3,789
Construcciones y Auxiliar de Ferrocarriles SA	1,060	66,867
Corp. ACCIONA Energias Renovables SA(1)	773	18,936
eDreams ODIGEO SA(2)	409	1,747
Ence Energia y Celulosa SA(1)(2)	4,619	12,763
Endesa SA	12,711	460,964
Ercros SA(2)	2,170	8,310
Ferrovial SE(1)	12,326	808,391
Fluidra SA	442	12,269
Gestamp Automocion SA(1)	11,374	39,291
Grenergy Renovables SA(1)(2)	979	77,573
Grifols SA(1)	3,320	40,635
Iberdrola SA	58,743	1,239,939
Industria de Diseno Textil SA(1)	16,092	902,846
Laboratorios Farmaceuticos Rovi SA(1)	414	28,597
Mapfre SA	21,939	101,597
Melia Hotels International SA	7,767	65,750
Neinor Homes SA(2)	1,758	37,536
Prosegur Cash SA	7,026	5,380
Prosegur Cia de Seguridad SA	4,329	14,393
Redeia Corp. SA	21,176	378,125
Sacyr SA	38,571	172,357
Solaria Energia y Medio Ambiente SA(2)	8,982	173,905
Telefonica SA, ADR(1)	104,776	449,489
Viscofan SA	1,272	79,138
		11,737,934
Sweden — 3.3%
AcadeMedia AB	1,860	20,304
AddLife AB, B Shares(1)	523	10,482
Addnode Group AB(1)	1,543	16,144
AddTech AB, B Shares	4,866	167,456
Alfa Laval AB	4,022	190,238
Ambea AB	1,089	16,285
AQ Group AB(1)	4,114	82,886
Arjo AB, B Shares	8,617	29,361
Asmodee Group AB, Class B(2)	8,190	101,064
Assa Abloy AB, Class B	5,283	200,934
Atlas Copco AB, A Shares(1)	19,441	330,382
Atlas Copco AB, B Shares	11,316	173,209
Atrium Ljungberg AB, B Shares(1)	4,510	16,007

Avanza Bank Holding AB	6,045	238,284
Axfood AB(1)	5,634	161,146
Beijer Alma AB	42	1,252
Beijer Ref AB	1,762	28,086
Bilia AB, A Shares(1)	4,991	66,386
Billerud Aktiebolag(1)	8,974	88,814
BioGaia AB, B Shares	1,923	20,568
Boliden AB(2)	9,818	471,124
Bonava AB, B Shares(2)	3,999	4,426
Boozt AB(1)(2)	4,412	50,293
Bufab AB(1)	7,236	74,977
Byggmax Group AB	6,018	31,890
Camurus AB(1)(2)	535	35,039
Castellum AB(1)	7,429	84,319
Catena AB	1,057	49,616
Cibus Nordic Real Estate AB publ	2,246	38,964
Cint Group AB(1)(2)	98	31
Clas Ohlson AB, B Shares	4,223	163,279
Cloetta AB, B Shares	7,430	30,966
Coor Service Management Holding AB	1,750	8,998
Corem Property Group AB, B Shares	9,808	4,129
Dios Fastigheter AB	2,685	18,398
Dynavox Group AB(2)	7,769	81,258
Electrolux AB, B Shares(1)(2)	5,402	34,398
Electrolux Professional AB, B Shares	1,600	11,341
Elekta AB, B Shares(1)	10,658	65,595
Embracer Group AB(1)(2)	8,190	79,644
Engcon AB(1)	1,926	15,740
Epiroc AB, A Shares	14,925	320,575
Epiroc AB, B Shares	7,892	152,131
EQT AB	3,859	133,683
Essity AB, B Shares	16,276	450,514
Fabege AB	7,979	69,307
Fastighets AB Balder, B Shares(1)(2)	15,987	114,936
Fastighetsbolaget Emilshus AB, Class B(2)	197	1,064
G5 Entertainment AB	330	3,138
Getinge AB, B Shares(1)	6,693	152,596
GomSpace Group AB(1)(2)	15,346	25,290
Granges AB	7,773	113,737
H & M Hennes & Mauritz AB, B Shares(1)	19,746	358,767
Hanza AB	2,233	27,906
Haypp Group AB(2)	1,162	18,445
Hemnet Group AB	2,253	41,929
Hexagon AB, B Shares(1)	7,677	90,013
Hexatronic Group AB(1)(2)	10,568	23,744
Holmen AB, B Shares(1)	866	31,727
Hufvudstaden AB, A Shares(1)	2,020	27,090
Husqvarna AB, B Shares	6,848	32,780
Industrivarden AB, A Shares	1,201	50,443
Indutrade AB	5,630	139,897
Instalco AB(1)	432	1,073
Investment AB Latour, B Shares(1)	938	22,466
INVISIO AB(1)	1,867	51,463
Inwido AB(1)	3,336	51,335
JM AB(1)	5,614	83,267

Loomis AB	4,944	199,289
Medcap AB(2)	751	43,690
MEKO AB	991	7,536
Millicom International Cellular SA	3,218	170,779
MIPS AB	667	22,163
Modern Times Group MTG AB, B Shares(2)	434	5,556
Mycronic AB(1)	5,412	125,206
NCAB Group AB(1)(2)	2,705	15,062
NCC AB, B Shares	3,217	74,035
Neobo Fastigheter AB(2)	1,409	2,760
New Wave Group AB, B Shares	4,538	55,126
Nibe Industrier AB, B Shares(1)	4,334	16,043
Nobia AB(2)	52,823	22,587
Nordnet AB publ(1)	7,883	226,464
Note AB	1,948	36,793
NP3 Fastigheter AB(1)	1,480	40,728
Nyfosa AB(1)	6,702	54,210
Pandox AB(1)	3,425	69,070
Paradox Interactive AB(1)	2,779	53,549
Platzer Fastigheter Holding AB, B Shares	1,322	10,302
Plejd AB(2)	513	41,024
RaySearch Laboratories AB(1)	2,808	69,256
Rusta AB(1)	2,838	20,983
Rvrc Holding AB	6,402	42,384
Samhallsbyggnadsbolaget i Norden AB(2)	32,536	14,640
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	2,076	1,763
Sandvik AB	17,924	542,012
Scandic Hotels Group AB	3,662	35,558
Sectra AB, B Shares	3,105	95,012
Securitas AB, B Shares	2,907	44,349
Sinch AB(1)(2)	20,828	63,660
Skandinaviska Enskilda Banken AB, A Shares(1)	23,948	476,573
Skanska AB, B Shares(1)	3,463	88,939
SKF AB, B Shares	14,342	376,158
SkiStar AB	4,088	74,362
Spotify Technology SA(2)	2,244	1,343,864
Storytel AB	3,594	30,078
Svenska Cellulosa AB SCA, B Shares(1)	14,254	185,346
Svenska Handelsbanken AB, A Shares	36,146	501,953
Sweco AB, B Shares(1)	1,158	19,747
Swedbank AB, A Shares	14,033	446,589
Synsam AB	1,045	7,288
Tele2 AB, B Shares	5,041	80,316
Telefonaktiebolaget LM Ericsson, ADR(1)	56,729	544,598
Telia Co. AB	81,532	327,561
Thule Group AB	1,714	45,720
Truecaller AB, B Shares(1)	10,722	28,448
VBG Group AB, B Shares(1)	653	26,783
Viaplay Group AB, B Shares(1)(2)	556	57
Vitec Software Group AB, B Shares(1)	942	31,227
Volvo Car AB, Class B(1)(2)	22,132	74,096
Wallenstam AB, B Shares(1)	4,519	20,558
Wihlborgs Fastigheter AB(1)	9,078	88,468
Zinzino AB, Class B(1)	2,264	39,940
		12,983,287

Switzerland — 7.6%
ABB Ltd.	11,691	841,328
Accelleron Industries AG	4,686	370,253
Adecco Group AG	253	7,072
Alcon AG	7,422	591,653
Allreal Holding AG	416	104,624
ams-OSRAM AG(2)	4,943	52,321
Ascom Holding AG	2,260	9,873
Autoneum Holding AG(1)	301	56,628
Bachem Holding AG, Class B(1)	981	63,509
Baloise Holding AG	1,176	307,782
Banque Cantonale Vaudoise(1)	768	93,139
Barry Callebaut AG	19	30,509
Belimo Holding AG	223	218,773
Bossard Holding AG, Class A(1)	291	56,985
Bucher Industries AG	433	192,962
Calida Holding AG	129	1,969
Cembra Money Bank AG	2,504	296,052
Chocoladefabriken Lindt & Spruengli AG	1	148,981
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(1)	5	73,612
Cicor Technologies Ltd.(2)	193	43,029
Cie Financiere Richemont SA, Class A	7,112	1,512,015
Clariant AG(2)	10,886	98,808
COSMO Pharmaceuticals NV	140	10,860
Daetwyler Holding AG, Bearer Shares(1)	346	67,487
DKSH Holding AG	1,645	115,075
dormakaba Holding AG	2,273	187,244
EFG International AG(2)	7,678	176,259
Flughafen Zurich AG	833	248,703
Forbo Holding AG	90	82,647
Galderma Group AG	320	63,885
Galenica AG	1,305	148,146
Geberit AG	1,172	913,873
Georg Fischer AG(1)	2,287	151,330
Givaudan SA	16	67,508
Helvetia Holding AG	1,541	399,880
Hiag Immobilien Holding AG	225	32,338
Huber & Suhner AG	858	156,472
Idorsia Ltd.(2)	506	2,024
Implenia AG	459	38,691
Inficon Holding AG(1)	941	117,877
Interroll Holding AG	31	86,484
Intershop Holding AG	79	15,738
Julius Baer Group Ltd.	8,748	624,146
Kardex Holding AG	126	43,705
Kuehne & Nagel International AG	1,375	276,098
LEM Holding SA(1)(2)	15	5,991
Leonteq AG(1)	414	7,989
Logitech International SA	6,051	682,781
Lonza Group AG	880	604,072
Medacta Group SA	73	14,095
Medmix AG	1,417	18,612
Mobilezone Holding AG	1,714	26,053
Mobimo Holding AG(2)	321	143,485
Montana Aerospace AG(2)	83	2,561

Nestle SA	12,326	1,225,948
Newron Pharmaceuticals SpA(2)	1,665	36,743
Novartis AG, ADR	25,070	3,269,128
OC Oerlikon Corp. AG Pfaffikon(1)	5,288	20,775
On Holding AG, Class A(2)	5,288	232,619
Partners Group Holding AG	902	1,070,698
Peach Property Group AG(2)	335	2,458
PolyPeptide Group AG(1)(2)	1,507	47,571
PSP Swiss Property AG	1,379	244,020
Roche Holding AG	8,822	3,379,737
Roche Holding AG, Bearer Shares	410	163,245
Sandoz Group AG	2,341	165,592
Schindler Holding AG	428	145,280
Schindler Holding AG, Bearer Participation Certificate	733	262,060
SGS SA	2,299	263,744
Siegfried Holding AG(2)	1,629	146,206
SIG Group AG(1)(2)	85	1,031
Sika AG	2,573	507,812
SKAN Group AG(1)	123	7,542
Softwareone Holding AG(1)	2,674	29,634
Sonova Holding AG	229	57,164
St. Galler Kantonalbank AG	101	68,164
Straumann Holding AG	1,082	123,672
Sulzer AG	59	10,305
Swatch Group AG	1,330	55,007
Swatch Group AG, Bearer Shares(1)	746	150,902
Swiss Life Holding AG	937	1,027,715
Swiss Prime Site AG(2)	1,940	286,077
Swiss Re AG	6,577	1,160,662
Swisscom AG	848	609,487
Swissquote Group Holding SA	506	312,864
Tecan Group AG(1)	224	38,715
Temenos AG	1,413	128,526
TX Group AG	189	41,285
UBS Group AG	45,485	1,755,721
Vontobel Holding AG	2,374	179,630
Zehnder Group AG	839	72,609
Zurich Insurance Group AG	2,808	2,018,965
		30,023,299
United Kingdom — 12.6%
3i Group PLC	36,267	1,516,504
4imprint Group PLC	2,267	117,189
Aberdeen Group PLC	156,237	428,034
Admiral Group PLC	11,110	466,104
Advanced Medical Solutions Group PLC	218	631
AG Barr PLC	2,908	24,998
Airtel Africa PLC	14,287	58,797
AJ Bell PLC	22,700	162,117
Anglo American PLC	9,794	370,167
Antofagasta PLC	7,860	287,397
AO World PLC(2)	16,647	24,204
Ashmore Group PLC	11,358	24,499
Ashtead Group PLC	12,763	816,407
ASOS PLC(1)(2)	865	2,778
AstraZeneca PLC, ADR	23,754	2,202,471

Auto Trader Group PLC	34,022	287,708
Aviva PLC	42,318	365,135
B&M European Value Retail SA	28,412	63,578
BAE Systems PLC	22,004	479,215
Barclays PLC, ADR	92,004	2,096,771
Barratt Redrow PLC	23,766	124,169
Beazley PLC	27,120	286,067
Bellway PLC	3,252	122,152
Berkeley Group Holdings PLC	2,181	108,500
Bloomsbury Publishing PLC	5,182	34,290
Bodycote PLC	5,263	44,184
BT Group PLC	296,875	711,929
Bunzl PLC	2,181	62,488
Burberry Group PLC(2)	3,922	59,307
Bytes Technology Group PLC(1)	9,794	44,947
Canal & SA	9,479	33,538
Central Asia Metals PLC	14,478	31,351
Centrica PLC	219,280	498,031
Chemring Group PLC	12,765	81,439
Clarkson PLC	959	48,000
Close Brothers Group PLC(2)	9,426	56,138
CMC Markets PLC	12,203	46,759
Coats Group PLC	115,244	123,376
Coca-Cola HBC AG(2)	7,576	380,081
Cohort PLC	1,758	25,412
Compass Group PLC	17,903	562,909
Computacenter PLC	4,672	183,832
Conduit Holdings Ltd.	6,070	27,551
Convatec Group PLC	16,814	52,492
Crest Nicholson Holdings PLC	11,450	21,812
Croda International PLC	1,622	58,427
DFS Furniture PLC(2)	19,871	41,469
Diageo PLC, ADR(1)	6,898	631,926
Domino's Pizza Group PLC	2,785	6,438
dotdigital group PLC(1)	4,117	3,632
Dowlais Group PLC	18,869	21,293
Dr. Martens PLC	47,932	49,013
Drax Group PLC	27,555	271,137
Dunelm Group PLC	7,143	105,195
Ecora Resources PLC	12,854	17,361
Elementis PLC	21,907	47,292
Experian PLC	9,645	423,853
FDM Group Holdings PLC	10,387	19,150
Firstgroup PLC	56,734	132,536
Foresight Group Holdings Ltd.	6,391	40,247
Forterra PLC	1,512	3,711
Foxtons Group PLC	22,165	16,561
Frasers Group PLC(2)	5,950	60,643
Frontier Developments PLC(2)	294	2,081
Funding Circle Holdings PLC(2)	29,585	49,669
Games Workshop Group PLC	2,167	557,228
Gamma Communications PLC	3,651	45,684
Genus PLC	48	1,672
Georgia Capital PLC(2)	1,933	71,161
Grafton Group PLC	10,447	131,082

Greggs PLC(1)	6,279	129,822
GSK PLC, ADR(1)	47,376	2,267,415
Gym Group PLC(2)	2,560	4,905
Haleon PLC, ADR	31,097	304,129
Halfords Group PLC	6,704	12,412
Halma PLC	304	14,346
Hays PLC	70,958	54,228
Helios Towers PLC(2)	32,000	67,672
Hikma Pharmaceuticals PLC	9,260	190,593
Hiscox Ltd.	14,143	250,627
Hochschild Mining PLC	9,221	49,188
Hollywood Bowl Group PLC	12,509	46,344
Howden Joinery Group PLC	33,252	370,469
HSBC Holdings PLC, ADR	51,214	3,644,388
Ibstock PLC	10,901	19,387
ICG PLC	7,996	219,881
IG Group Holdings PLC	14,338	215,098
IMI PLC	5,212	168,101
Impax Asset Management Group PLC	6,181	14,195
Inchcape PLC	11,991	122,339
Informa PLC	1,644	20,905
IntegraFin Holdings PLC	12,441	57,254
InterContinental Hotels Group PLC	1,157	153,600
International Personal Finance PLC	14,381	38,950
International Workplace Group PLC	25,399	77,848
Intertek Group PLC	3,259	199,413
Investec PLC	17,307	125,449
IP Group PLC(2)	60,129	51,404
ITV PLC	140,293	152,984
J D Wetherspoon PLC(1)	5,181	47,179
J Sainsbury PLC	97,522	415,935
JD Sports Fashion PLC	90,148	92,322
Johnson Matthey PLC	5,588	147,192
Johnson Service Group PLC	41,565	77,859
Jubilee Metals Group PLC(2)	14,567	561
Jupiter Fund Management PLC	6,797	13,182
Just Group PLC	30,133	85,479
Kainos Group PLC	4,879	67,378
Kingfisher PLC	72,914	295,270
Lancashire Holdings Ltd.	17,499	135,351
Legal & General Group PLC	197,887	647,149
Lion Finance Group PLC	2,165	256,911
Liontrust Asset Management PLC	4,937	17,205
Lloyds Banking Group PLC, ADR(1)	325,737	1,661,259
London Stock Exchange Group PLC	1,590	187,290
M&G PLC	41,274	148,716
Man Group PLC	59,089	161,610
Marex Group PLC	4,349	151,302
Marks & Spencer Group PLC	109,311	503,225
Marshalls PLC	2,247	5,344
Marston's PLC(2)	22,139	17,571
Me Group International PLC	9,404	20,306
Mears Group PLC	7,036	33,079
Metals Exploration PLC(2)	97,421	15,871
Metro Bank Holdings PLC(2)	1,060	1,487

Mitchells & Butlers PLC(2)	5,697	21,764
Molten Ventures PLC(2)	9,408	61,224
Mondi PLC	5,717	65,783
MONY Group PLC	18,121	45,305
Morgan Advanced Materials PLC	3,406	9,133
Morgan Sindall Group PLC	1,873	117,791
NatWest Group PLC, ADR(1)	69,956	1,170,364
Next 15 Group PLC(1)	4,238	16,833
Next PLC	4,864	909,707
Ninety One PLC	9,389	26,630
Ocado Group PLC(1)(2)	10,791	26,376
OSB Group PLC	18,286	138,669
Oxford Nanopore Technologies PLC(1)(2)	1,944	3,631
Pagegroup PLC	19,880	63,214
Paragon Banking Group PLC	9,961	111,013
PayPoint PLC	4,017	26,071
Pearson PLC, ADR(1)	11,216	147,715
Pennon Group PLC	13,278	96,969
Persimmon PLC	5,603	99,084
Phoenix Group Holdings PLC	21,271	196,100
Pinewood Technologies Group PLC(2)	329	1,551
Plus500 Ltd.	5,845	244,973
Polar Capital Holdings PLC	4,319	31,031
Pollen Street Group Ltd.	1,967	25,098
Prax Exploration & Production PLC(2)	44,885	1,440
Premier Foods PLC	15,213	36,002
Prudential PLC, ADR(1)	37,943	1,107,177
QinetiQ Group PLC	38,307	210,945
Quilter PLC	120,411	304,282
Rathbones Group PLC	1,694	41,419
Reach PLC	35,305	27,400
Reckitt Benckiser Group PLC	16,860	1,306,640
RELX PLC, ADR	16,753	673,638
Renishaw PLC	335	15,392
Rentokil Initial PLC	7,349	40,457
Rightmove PLC	49,782	361,647
Rockhopper Exploration PLC(2)	25,191	25,140
Rolls-Royce Holdings PLC	96,656	1,364,228
RS Group PLC	7,128	55,294
RWS Holdings PLC	3,692	3,908
Sage Group PLC	9,375	133,480
Schroders PLC	11,325	58,208
Senior PLC	1,564	3,782
Severn Trent PLC	9,850	367,404
SIG PLC(2)	57,547	7,046
Smith & Nephew PLC, ADR(1)	7,580	252,262
Smiths Group PLC	2,279	73,778
Softcat PLC	7,315	140,392
Spectris PLC	2,377	130,208
Speedy Hire PLC	14,171	5,426
Spirax Group PLC	513	45,528
Spire Healthcare Group PLC	9,572	29,095
SSE PLC	21,189	616,464
SSP Group PLC	30,034	60,295
St. James's Place PLC	31,008	571,194

Standard Chartered PLC	60,920	1,349,356
SThree PLC	4,187	9,226
Strix Group PLC(2)	4,621	2,078
Synthomer PLC(2)	4,527	3,777
Tatton Asset Management PLC	1,822	16,858
Taylor Wimpey PLC	82,974	112,786
TBC Bank Group PLC	2,561	138,305
Tesco PLC	259,967	1,550,351
THG PLC(2)	21,620	12,936
TP ICAP Group PLC	14,467	48,771
Travis Perkins PLC	7,032	59,376
TUI AG(2)	16,958	161,889
Unilever PLC, ADR	15,449	936,055
United Utilities Group PLC	27,220	445,770
Vanquis Banking Group PLC(2)	17,909	26,743
Vertu Motors PLC	17,805	15,008
Vesuvius PLC	10,044	50,865
Victrex PLC	2,701	22,567
Vistry Group PLC(2)	9,472	83,576
Vodafone Group PLC, ADR	79,460	990,866
Volex PLC	2,022	10,592
Watches of Switzerland Group PLC(2)	15,513	98,922
Watkin Jones PLC(2)	2,606	968
Weir Group PLC	10,150	373,101
WH Smith PLC	3,001	27,275
Whitbread PLC	3,795	125,058
Wickes Group PLC	28,174	87,712
Wise PLC, Class A(2)	31,219	365,323
WPP PLC, ADR(1)	192	3,853
XP Power Ltd.(2)	1,175	14,185
Yellow Cake PLC(2)	9,816	68,061
Zigup PLC	20,162	91,738
		49,652,845
United States — 0.3%
Amrize Ltd.(1)(2)	3,324	171,151
Atlassian Corp., Class A(2)	568	84,927
Gen Digital, Inc.	2	53
Golar LNG Ltd.	3,038	112,254
Newmont Corp.	4,220	385,066
Primo Brands Corp., Class A	2,500	39,225
Quanex Building Products Corp.	32	415
Royal Gold, Inc.	627	127,757
Smurfit WestRock PLC	4,081	145,651
Trilogy Metals, Inc.(1)(2)	3,928	16,724
		1,083,223
TOTAL COMMON STOCKS (Cost $326,895,943)		390,630,807
RIGHTS — 0.0%
Canada — 0.0%
Ascot Resources Ltd.(2)	4,862	35
France — 0.0%
Eutelsat Communications SACA(1)(2)	13,842	9,316
Spain — 0.0%
Viscofan SA(2)	1,260	2,222

United States — 0.0%
Resolute Forest Products, Inc.(2)	1,220	688
TOTAL RIGHTS (Cost $19,550)		12,261
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,546	7,874
Haiki Cobat SpA Societa' Benefit(2)	18	1
Innovatec SpA(2)	18	1
		7,876
TOTAL WARRANTS (Cost $—)		7,877
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	839,169	839,169
State Street Navigator Securities Lending Government Money Market Portfolio(3)	15,322,314	15,322,314
TOTAL SHORT-TERM INVESTMENTS (Cost $16,161,483)		16,161,483
TOTAL INVESTMENT SECURITIES — 103.6% (Cost $343,076,976)		406,812,428
OTHER ASSETS AND LIABILITIES — (3.6)%		(14,295,981)
TOTAL NET ASSETS — 100.0%		$392,516,447

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	30.8%
Industrials	17.9%
Consumer Discretionary	13.0%
Information Technology	8.7%
Health Care	7.5%
Materials	6.1%
Consumer Staples	5.4%
Communication Services	5.2%
Real Estate	2.3%
Utilities	2.3%
Energy	0.3%
Short-Term Investments	4.1%
Other Assets and Liabilities	(3.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,797,264. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,941,995, which includes securities collateral of $14,619,681.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$80,742	$23,461,804	—
Belgium	839,687	3,229,667	—
Canada	504,521	45,658,422	—
Denmark	1,759,289	5,200,388	—
Finland	133,274	3,838,300	—
France	1,297,771	32,530,109	—
Germany	2,870,707	27,605,238	—
Hong Kong	31,048	7,098,486	—
Israel	896,705	3,919,575	—
Japan	11,633,575	72,254,806	—
Netherlands	6,649,533	8,695,741	—
Singapore	656,925	5,647,257	—
Spain	4,270,293	7,467,641	—
Sweden	2,059,241	10,924,046	—
Switzerland	5,257,468	24,765,831	—
United Kingdom	18,241,591	31,411,254	—
United States	510,229	572,994	—
Other Countries	—	18,656,649	—
Rights	688	11,573	—
Warrants	—	7,877	—
Short-Term Investments	16,161,483	—	—
	$73,854,770	$332,957,658	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.